Consolidated Schedule of Investments
(unaudited)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Aurium CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.70%, 06/23/34
(a) (b)
................ EUR 400 $ 425,671
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
8.04%, 04/15/31
(a) (b)
................ 620 650,571
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (3-mo. EURIBOR at 6.21% Floor
+ 6.21%), 10.02%, 02/25/34
(a) (b)
........ 1,000 1,075,517
Bridgepoint CLO 1 DAC, Series 1X, Class D,
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
8.16%, 01/15/34
(a) (b)
................ 200 216,483
Contego CLO VIII DAC, Series 8X, Class ER,
(3-mo. EURIBOR at 6.06% Floor + 6.06%),
9.94%, 01/25/34
(a) (b)
................ 1,400 1,491,823
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 6.87%, 12/15/34
(a) (b)
..... 300 322,409
Fair Oaks Loan Funding III DAC, Series 3X,
Class ER, (3-mo. EURIBOR at 6.11% Floor
+ 6.11%), 10.02%, 10/15/34
(a) (b)
........ 587 632,789
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, (3-mo. EURIBOR at 5.90%
Floor + 5.90%), 9.73%, 08/15/36
(a) (b)
..... 596 656,356
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.54%, 07/15/31
(a) (c)
.......... USD 250 250,143
Greene King Finance plc, Series B2, (Sterling
Overnight Index Average at 0.83% Floor +
2.20%), 7.41%, 03/15/36
(a) (b)
.......... GBP 100 108,083
Harvest CLO XVI DAC, Series 16X, Class ER,
(3-mo. EURIBOR at 5.57% Floor + 5.57%),
9.48%, 10/15/31
(a) (b)
................ EUR 1,125 1,205,861
Harvest CLO XXXII DAC, Series 32X, Class D,
(3-mo. EURIBOR at 3.60% Floor + 3.60%),
7.30%, 07/25/37
(a) (b)
................ 418 447,657
Invesco Euro CLO III DAC, Series 3X, Class F,
(3-mo. EURIBOR at 8.07% Floor + 8.07%),
11.98%, 07/15/32
(a) (b)
............... 165 172,801
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(a) (c) (d)
........... USD 2,000 —
Neuberger Berman Loan Advisers Euro CLO
2 DAC, Series 2021-2X, Class E, (3-mo.
EURIBOR at 6.06% Floor + 6.06%), 9.97%,
04/15/34
(a) (b)
..................... EUR 1,223 1,310,073
OCP Euro CLO DAC
(a)(b)
Series 2017-2X, Class E, (3-mo. EURIBOR
at 5.00% Floor + 5.00%), 8.91%,
01/15/32 ..................... 1,347 1,448,600
Series 2017-2X, Class F, (3-mo. EURIBOR
at 6.40% Floor + 6.40%), 10.31%,
01/15/32 ..................... 900 968,022
Palmer Square European CLO DAC, Series
2022-2X, Class DR, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 7.91%, 01/15/38
(a) (b)
447 484,948
Penta CLO DAC, Series 2024-17X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
0.00%, 08/15/38
(a) (b)
................ 459 491,566
Rockfield Park CLO DAC
(a)(b)
Series 1X, Class C, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 6.92%, 07/16/34 980 1,042,375
Series 1X, Class D, (3-mo. EURIBOR at
5.95% Floor + 5.95%), 9.87%, 07/16/34 613 663,368
Tikehau CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
0.00%, 10/20/38
(a) (b)
................ 870 931,726
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(b) (e)
................ GBP 1,395 $ 1,826,605
Total Asset-Backed Securities — 0 .1%
(Cost: $ 19,405,682 ) ............................... 16,823,447
Shares
Shares
Common Stocks
Building Products — 0.1%
JELD-WEN Holding, Inc.
(f)
.............. 812,523 10,944,685
Capital Markets — 0.0%
Ardagh MP USA, Inc. , (Acquired 08/02/21 , cost
$ 21,863,306 )
(f) (g)
.................. 1,283,643 4,364,386
Commercial Services & Supplies — 0.0%
FreedomPay, Inc.
(d) (f)
.................. 314,534 4,151,849
Electrical Equipment — 0.0%
SunPower Corp.
(f)
................... 1,369 4,052
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(f) (h)
............ 24,780 41,631
Hotels, Restaurants & Leisure — 0.0%
New TOPCO
(d) (f) (i)
.................... 33,509 —
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(f) (h)
..................... 841,547 17,840,796
Metals & Mining — 0.1%
Constellium SE , Class A
(f)
.............. 1,740,611 32,810,517
Oil, Gas & Consumable Fuels — 0.0%
(f)
KCAD Holdings I Ltd.
(d)
................ 4,067,849,248 40,678
NGL Energy Partners LP ............... 1,628,743 8,241,440
8,282,118
Real Estate Management & Development — 0.0%
ADLER Group SA
(b) (c) (f)
................ 57,988 10,036
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.
(f) (h)
........ 171 146
Specialized REITs — 0.3%
Crown Castle, Inc. ................... 111,273 10,871,372
VICI Properties, Inc. .................. 1,728,264 49,497,481
60,368,853
Total Common Stocks — 0 .6%
(Cost: $ 167,802,967 ) .............................. 138,819,069
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.7%
(c)
AAR Escrow Issuer LLC, 6.75%, 03/15/29 ... USD 16,753 17,077,740
Boeing Co. (The)
6.53% , 05/01/34 .................. 27,730 28,392,736
6.86% , 05/01/54 .................. 31,210 32,026,823
7.01% , 05/01/64 .................. 20,065 20,543,951
Bombardier, Inc.
6.00% , 02/15/28 .................. 28,557 28,228,489
7.50% , 02/01/29 .................. 226 234,189
8.75% , 11/15/30 .................. 33,562 36,273,239
7.25% , 07/01/31 .................. 8,862 9,098,793

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
7.00% , 06/01/32 .................. USD 15,720 $ 15,938,366
7.45% , 05/01/34 .................. 3,949 4,435,675
BWX Technologies, Inc.
4.13% , 06/30/28 .................. 11,804 11,017,575
4.13% , 04/15/29 .................. 8,854 8,171,614
Embraer Netherlands Finance BV, 7.00%,
07/28/30 ...................... 23,068 24,070,016
F-Brasile SpA, Series PS, 7.35%, 08/15/26 .. 35,960 35,600,400
Spirit AeroSystems, Inc.
9.38% , 11/30/29 .................. 25,464 27,415,484
9.75% , 11/15/30 .................. 25,014 27,593,344
TransDigm, Inc.
6.75% , 08/15/28 .................. 97,264 98,452,955
6.38% , 03/01/29 .................. 152,593 153,362,526
7.13% , 12/01/31 .................. 46,843 48,265,950
6.63% , 03/01/32 .................. 154,667 156,222,859
Triumph Group, Inc., 9.00%, 03/15/28 ..... 43,346 45,436,992
827,859,716
Automobile Components — 1.8%
Champions Financing, Inc., 8.75%, 02/15/29
(c)
21,794 22,349,180
Clarios Global LP
4.38% , 05/15/26
(b)
................. EUR 19,380 20,651,236
8.50% , 05/15/27
(c)
................. USD 140,179 140,969,750
6.75% , 05/15/28
(c)
................. 41,243 41,740,102
Dana Financing Luxembourg SARL
(b)
3.00% , 07/15/29 .................. EUR 557 538,991
8.50% , 07/15/31 .................. 1,106 1,289,450
Dealer Tire LLC, 8.00%, 02/01/28
(c)
....... USD 5,668 5,469,450
Forvia SE
(b)
7.25% , 06/15/26 .................. EUR 153 170,311
2.75% , 02/15/27 .................. 1,267 1,294,669
3.75% , 06/15/28 .................. 1,579 1,627,633
5.50% , 06/15/31 .................. 2,262 2,440,658
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(c)
USD 29,948 30,349,962
Gates Corp., 6.88%, 07/01/29
(c)
......... 18,615 18,939,646
Goodyear Europe BV, 2.75%, 08/15/28
(b)
... EUR 1,224 1,184,740
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. USD 2,350 2,187,363
5.63% , 04/30/33 .................. 2,655 2,399,911
Icahn Enterprises LP
6.25% , 05/15/26 .................. 9,181 9,108,511
5.25% , 05/15/27 .................. 37,342 35,050,060
9.75% , 01/15/29
(c)
................. 17,894 18,538,148
4.38% , 02/01/29 .................. 10,369 8,865,925
9.00% , 06/15/30
(c)
................. 12,115 12,053,878
IHO Verwaltungs GmbH
(b)(j)
3.75% , ( 3.75 % Cash or 4.50 % PIK),
09/15/26 ..................... EUR 253 266,822
3.88% , ( 3.88 % Cash or 4.63 % PIK),
05/15/27
(a)
.................... 1,911 2,008,058
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a)
.................... 1,305 1,495,343
Mahle GmbH
(b)
2.38% , 05/14/28 .................. 1,600 1,518,103
6.50% , 05/02/31 .................. 697 759,702
Phinia, Inc., 6.75%, 04/15/29
(c)
.......... USD 9,270 9,407,576
Schaeffler AG
(b)
4.50% , 08/14/26 .................. EUR 400 431,164
4.75% , 08/14/29 .................. 800 862,329
Tenneco, Inc., 8.00%, 11/17/28
(c)
........ USD 9,397 8,554,512
ZF Europe Finance BV
(b)
2.50% , 10/23/27 .................. EUR 2,100 2,108,354
4.75% , 01/31/29 .................. 1,000 1,073,628
6.13% , 03/13/29 .................. 1,200 1,357,817
Security
Par (000)
Par (000) Value
Automobile Components (continued)
ZF Finance GmbH
(b)
5.75% , 08/03/26 .................. EUR 2,900 $ 3,183,399
2.00% , 05/06/27 .................. 1,200 1,199,164
411,445,545
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(c)
................ USD 9,594 9,453,064
10.38% , 03/31/29
(b)
................ GBP 2,369 2,964,706
RCI Banque SA
(a)(b)
(5-Year EUR Swap Annual + 2.85%),
2.63% , 02/18/30 ................ EUR 8,300 8,733,490
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50% , 10/09/34 .......... 1,300 1,388,842
22,540,102
Banks — 1.8%
Banca Monte dei Paschi di Siena SpA
(a)(b)
(5-Year EURIBOR ICE Swap Rate at 0.00%
Floor + 5.01%), 7.71% , 01/18/28 ..... 800 903,203
(3-mo. EURIBOR + 2.05%), 4.75% ,
03/15/29 ..................... 1,175 1,260,506
Banco Bilbao Vizcaya Argentaria SA
(a)(b)(k)
(5-Year EURIBOR ICE Swap Rate +
5.54%), 8.38% ................. 1,600 1,819,116
(5-Year EUR Swap Annual + 4.27%), 6.88% 1,600 1,692,743
Banco BPM SpA
(a)(b)
(5-Year EUR Swap Annual + 3.17%),
2.88% , 06/29/31 ................ 1,950 1,999,597
(5-Year EUR Swap Annual + 3.40%),
3.38% , 01/19/32 ................ 1,249 1,284,246
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a) (b)
............... 2,900 3,439,534
Banco de Sabadell SA
(a)(b)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(k)
...................... 600 627,309
(5-Year EUR Swap Annual + 2.95%),
2.50% , 04/15/31 ................ 2,200 2,262,111
(5-Year EUR Swap Annual + 3.15%),
6.00% , 08/16/33 ................ 1,400 1,556,991
Banco Espirito Santo SA
(b)(f)(l)
2.63% , 05/08/17 .................. 10,400 3,118,606
4.75% , 01/15/18 .................. 12,300 3,688,352
4.00% , 01/21/25 .................. 12,000 3,598,392
Banco Santander SA, 6.92%, 08/08/33 ..... USD 11,200 11,692,570
Bank of Cyprus PCL, (1-Year EUR Swap
Annual + 2.79%), 2.50%, 06/24/27
(a) (b)
.... EUR 800 822,233
Bank of Ireland Group plc, (5-Year EUR Swap
Annual + 7.92%), 7.50%
(a) (b) (k)
......... 2,222 2,418,320
Bankinter SA
(5-Year EURIBOR ICE Swap Rate +
4.71%), 7.38%
(a) (b) (k)
.............. 2,200 2,419,007
Barclays plc
(a)(k)
(5-year SONIA Mid-Swaps Rate + 5.19%),
5.88%
(b)
...................... GBP 449 564,175
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.87%), 6.13% USD 800 783,994
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(b)
... GBP 600 737,887
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.41%), 4.38% USD 7,990 6,709,235
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% 12,345 12,534,372
(USISSO05 + 5.78%), 9.63% ......... 60,665 65,766,441
BNP Paribas SA
(a)(b)(k)
(5-Year EUR Swap Annual + 4.65%), 6.88% EUR 600 654,618

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EURIBOR ICE Swap Rate +
4.63%), 7.38% ................. EUR 400 $ 444,982
CaixaBank SA
(a)(b)(k)
(5-Year EUR Swap Annual + 4.50%), 5.25% 800 834,270
(5-Year EUR Swap Annual + 6.35%), 5.88% 600 629,140
(5-Year EURIBOR ICE Swap Rate +
5.30%), 7.50% ................. 1,200 1,336,546
Citigroup, Inc.
(a)(k)
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63% ....................... USD 19,506 20,309,257
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ....................... 44,070 43,971,411
Commerzbank AG
(a)(b)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(k)
...................... EUR 4,600 4,880,185
(5-Year EUR Swap Annual + 4.39%),
4.25%
(k)
...................... 400 379,317
(5-Year EUR Swap Annual + 6.74%),
6.50%
(k)
...................... 1,400 1,470,669
(5-Year EURIBOR ICE Swap Rate +
5.13%), 7.88%
(k)
................ 1,000 1,067,287
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63% ,
02/28/33 ..................... GBP 600 803,742
(5-Year EURIBOR ICE Swap Rate +
3.70%), 6.75% , 10/05/33 .......... EUR 1,900 2,188,766
Cooperatieve Rabobank UA, (5-Year EUR
Swap Annual + 4.68%), 4.38%
(a) (b) (k)
..... 1,400 1,424,364
Eurobank SA, (5-Year EURIBOR ICE Swap
Rate + 2.17%), 4.88%, 04/30/31
(a) (b)
..... 1,425 1,531,170
First-Citizens Bank & Trust Co., 6.00%,
04/01/36 ...................... USD 23,131 22,513,881
HSBC Holdings plc
(a)
(5-Year EUR Swap Annual + 3.84%),
4.75%
(b) (k)
..................... EUR 3,118 3,126,347
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(k)
...................... USD 6,310 5,408,040
(1-day SOFR + 3.02%), 7.40% , 11/13/34 . 42,335 45,857,460
ING Groep NV
(a)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.34%), 5.75% 1,105 1,062,220
(USISSO05 + 4.36%), 8.00%
(b)
........ 1,725 1,758,724
Intesa Sanpaolo SpA
5.71% , 01/15/26
(c)
................. 3,890 3,853,019
5.15% , 06/10/30
(b)
................. GBP 2,225 2,595,063
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(a) (c)
................... USD 9,505 8,041,723
8.51% , 09/20/32
(b)
................. GBP 200 273,367
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(a) (c)
................... USD 7,665 5,727,658
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 4.93%), 8.00%
(a) (b) (k)
.......... EUR 1,000 1,135,207
Lloyds Banking Group plc
(a)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.61%), 5.13% .... GBP 917 1,143,241
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(b)
................ EUR 1,829 1,929,512
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00% USD 13,055 13,344,860
Security
Par (000)
Par (000) Value
Banks (continued)
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%), 5.88%,
06/28/35
(a) (b)
.................... EUR 2,675 $ 2,890,592
NatWest Group plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(a) (k)
................ USD 13,150 13,286,037
Societe Generale SA, (5-Year EUR Swap
Annual + 5.23%), 7.88%
(a) (b) (k)
......... EUR 800 871,753
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
.... USD 25,476 25,412,310
UniCredit SpA
(a)(b)
(5-Year EUR Swap Annual + 2.40%),
2.00% , 09/23/29 ................ EUR 1,658 1,762,808
(5-Year EUR Swap Annual + 2.80%),
2.73% , 01/15/32 ................ 1,123 1,145,523
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.61%), 7.63%
(a) (k)
................ USD 25,985 27,671,556
404,435,565
Biotechnology — 0.1%
(b)
Cidron Aida Finco SARL
5.00% , 04/01/28 .................. EUR 169 167,297
6.25% , 04/01/28 .................. GBP 2,128 2,489,599
Grifols SA, 2.25%, 11/15/27 ........... EUR 10,182 9,759,450
12,416,346
Broadline Retail — 0.5%
ANGI Group LLC, 3.88%, 08/15/28
(c)
...... USD 6,076 5,220,723
Go Daddy Operating Co. LLC
(c)
5.25% , 12/01/27 .................. 150 146,870
3.50% , 03/01/29 .................. 8,073 7,290,385
LCM Investments Holdings II LLC
(c)
4.88% , 05/01/29 .................. 11,838 11,065,341
8.25% , 08/01/31 .................. 20,542 21,435,145
Match Group Holdings II LLC
(c)
4.63% , 06/01/28 .................. 7,281 6,812,988
5.63% , 02/15/29 .................. 72 69,159
4.13% , 08/01/30 .................. 2,949 2,609,218
3.63% , 10/01/31 .................. 4,705 3,985,263
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
... 4,684 4,627,506
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 7.46%, 07/01/29
(a) (b)
. EUR 1,118 1,206,302
Rakuten Group, Inc.
(c)
11.25% , 02/15/27 ................. USD 13,502 14,420,238
9.75% , 04/15/29 .................. 22,337 23,023,863
101,913,001
Building Products — 0.7%
Advanced Drainage Systems, Inc.
(c)
5.00% , 09/30/27 .................. 12,479 12,200,298
6.38% , 06/15/30 .................. 11,776 11,818,570
Builders FirstSource, Inc., 6.38%, 03/01/34
(c)
. 8,955 8,865,546
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(c)
..................... 10,699 10,489,262
HT Troplast GmbH, 9.38%, 07/15/28
(b)
..... EUR 1,984 2,080,995
JELD-WEN, Inc., 4.63%, 12/15/25
(c)
...... USD 14,626 14,366,311
Masterbrand, Inc., 7.00%, 07/15/32
(c)
...... 8,766 8,865,062
New Enterprise Stone & Lime Co., Inc.
(c)
5.25% , 07/15/28 .................. 9,760 9,214,631
9.75% , 07/15/28 .................. 9,988 10,154,340
Owens Corning, 3.50%, 02/15/30
(c)
....... 5,572 5,076,859
PCF GmbH, 4.75%, 04/15/26
(b)
......... EUR 1,203 1,089,302
Standard Industries, Inc.
2.25% , 11/21/26
(b)
................. 5,031 5,088,660
4.75% , 01/15/28
(c)
................. USD 150 142,724

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
4.38% , 07/15/30
(c)
................. USD 23,100 $ 20,871,243
3.38% , 01/15/31
(c)
................. 10,712 9,025,183
Summit Materials LLC
(c)
5.25% , 01/15/29 .................. 1,574 1,516,112
7.25% , 01/15/31 .................. 26,788 27,743,099
158,608,197
Capital Markets — 1.3%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
..................... 3,827 3,967,746
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(c)
12,335 12,396,482
Ares Capital Corp.
5.88% , 03/01/29 .................. 6,375 6,283,201
5.95% , 07/15/29 .................. 15,435 15,173,534
Aretec Group, Inc., 10.00%, 08/15/30
(c)
..... 4,995 5,432,502
Blackstone Private Credit Fund
3.25% , 03/15/27 .................. 5,766 5,323,162
5.95% , 07/16/29
(c)
................. 8,675 8,495,959
6.25% , 01/25/31
(c)
................. 9,029 8,977,142
Blue Owl Capital Corp.
3.75% , 07/22/25 .................. 9,307 9,072,886
3.40% , 07/15/26 .................. 843 794,317
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(c)
. 8,916 9,199,018
Blue Owl Credit Income Corp., 7.75%, 09/16/27 18,688 19,201,984
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
................ 9,295 8,816,039
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(c)
..................... 15,424 15,626,982
Deutsche Bank AG
(a)(b)(k)
(5-Year EURIBOR ICE Swap Rate +
4.55%), 4.50% ................. EUR 1,400 1,338,152
(5-Year EURIBOR ICE Swap Rate +
4.75%), 4.63% ................. 1,800 1,674,698
(5-Year EURIBOR ICE Swap Rate +
5.26%), 8.13% ................. 800 862,500
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(m)
.................... USD 12,374 13,135,001
Julius Baer Group Ltd., (5-Year EUR Swap
Annual + 3.85%), 6.63%
(a) (b) (k)
......... EUR 1,178 1,223,782
Lehman Brothers Holdings, Inc.
5.38% , 10/17/12
(f) (l)
................ 4,550 15,106
4.75% , 01/16/14
(f) (l)
................ 14,545 48,288
(3-mo. EURIBOR + 0.30%), 0.00% ,
02/05/14
(a) (f) (l)
................... 22,800 75,695
0.00% , 12/30/16 .................. USD 1,000 300
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(c)
..................... 9,943 10,509,848
Sherwood Financing plc, 6.00%, 11/15/26
(b)
.. GBP 156 167,324
State Street Corp., Series I, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.61%), 6.70%
(a) (k)
......... USD 17,132 17,234,124
UBS Group AG
(a)(k)
(5-Year USD Swap Semi + 4.87%), 7.00%
(b)
2,496 2,492,905
(5-Year USD Swap Semi + 4.59%), 6.88%
(b)
1,299 1,289,199
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.75%),
9.25%
(c)
...................... 27,852 29,966,050
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(c)
...................... 13,275 10,766,738
(USISSO05 + 4.16%), 7.75%
(c)
........ 28,320 28,887,731
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(c)
...................... 33,363 37,362,957
Vivion Investments SARL, 3.00%, 08/08/24
(b)
. EUR 1,100 1,169,210
286,980,562
Security
Par (000)
Par (000) Value
Chemicals — 2.2%
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(c)
................ USD 20,223 $ 21,000,453
Axalta Coating Systems LLC
(c)
4.75% , 06/15/27 .................. 6,365 6,188,850
3.38% , 02/15/29 .................. 13,666 12,226,730
Chemours Co. (The)
4.00% , 05/15/26 .................. EUR 2,227 2,307,493
5.38% , 05/15/27 .................. USD 16,032 15,217,887
5.75% , 11/15/28
(c)
................. 13,977 12,904,223
4.63% , 11/15/29
(c)
................. 8,970 7,723,179
Element Solutions, Inc., 3.88%, 09/01/28
(c)
.. 83,006 76,283,344
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(b)
..................... EUR 2,166 2,270,433
HB Fuller Co., 4.25%, 10/15/28 ......... USD 5,994 5,649,485
Herens Holdco SARL, 4.75%, 05/15/28
(c)
... 18,870 16,368,593
Herens Midco SARL, 5.25%, 05/15/29
(b)
.... EUR 1,743 1,441,999
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
.... USD 26,220 26,427,636
INEOS Finance plc, 6.38%, 04/15/29
(b)
..... EUR 1,979 2,180,343
INEOS Quattro Finance 2 plc
(b)
2.50% , 01/15/26 .................. 100 103,743
8.50% , 03/15/29 .................. 3,688 4,181,706
INEOS Styrolution Ludwigshafen GmbH,
2.25%, 01/16/27
(b)
................ 400 401,076
Ingevity Corp., 3.88%, 11/01/28
(c)
........ USD 4,329 3,927,696
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)
.. 18,165 14,550,643
Kronos International, Inc.
(b)
3.75% , 09/15/25 .................. EUR 365 384,545
9.50% , 03/15/29 .................. 1,903 2,209,160
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
... USD 15,373 14,549,776
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
7,620 7,232,218
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(b)
. EUR 658 730,843
Nobian Finance BV, 3.63%, 07/15/26
(b)
..... 1,723 1,813,029
Olympus Water US Holding Corp.
9.63% , 11/15/28
(b)
................. 2,525 2,897,157
9.75% , 11/15/28
(c)
................. USD 59,725 63,187,301
5.38% , 10/01/29
(b)
................. EUR 1,230 1,190,955
7.25% , 06/15/31
(c)
................. USD 36,988 36,766,442
SCIL IV LLC
5.38% , 11/01/26
(c)
................. 6,040 5,840,332
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
8.21% , 11/01/26
(a) (b)
.............. EUR 512 551,068
9.50% , 07/15/28
(b)
................. 1,316 1,523,036
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. USD 5,027 4,594,985
4.00% , 04/01/31 .................. 3,126 2,697,041
4.38% , 02/01/32 .................. 3,362 2,896,309
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
..................... 26,320 23,835,734
Synthomer plc, 3.88%, 07/01/25
(b)
........ EUR 257 271,505
WR Grace Holdings LLC
(c)
4.88% , 06/15/27 .................. USD 8,077 7,788,906
5.63% , 08/15/29 .................. 68,790 63,403,427
7.38% , 03/01/31 .................. 17,015 17,244,090
492,963,371
Commercial Services & Supplies — 3.1%
ADT Security Corp. (The)
(c)
4.13% , 08/01/29 .................. 1,578 1,455,269
4.88% , 07/15/32 .................. 10,320 9,476,869
Allied Universal Holdco LLC
6.63% , 07/15/26
(c)
................. 2,250 2,243,191
9.75% , 07/15/27
(c)
................. 7,648 7,601,310
3.63% , 06/01/28
(b)
................. EUR 820 798,647
4.63% , 06/01/28
(c)
................. USD 84,589 77,105,024
4.88% , 06/01/28
(b)
................. GBP 3,773 4,286,542
6.00% , 06/01/29
(c)
................. USD 59,202 51,824,555

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
7.88% , 02/15/31
(c)
................. USD 71,354 $ 71,539,663
APi Group DE, Inc.
(c)
4.13% , 07/15/29 .................. 10,298 9,371,193
4.75% , 10/15/29 .................. 6,702 6,253,189
APX Group, Inc.
(c)
6.75% , 02/15/27 .................. 1,707 1,702,577
5.75% , 07/15/29 .................. 10,584 10,154,605
Aramark Services, Inc., 5.00%, 02/01/28
(c)
... 30,097 29,107,495
Brink's Co. (The)
(c)
6.50% , 06/15/29 .................. 9,747 9,849,182
6.75% , 06/15/32 .................. 14,694 14,801,848
Cedacri Mergeco SpA
(a)(b)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
8.45% , 05/15/28 ................ EUR 1,069 1,140,695
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
9.33% , 05/15/28 ................ 1,351 1,448,662
Clean Harbors, Inc.
(c)
5.13% , 07/15/29 .................. USD 4,198 4,032,467
6.38% , 02/01/31 .................. 2,821 2,828,349
Garda World Security Corp.
(c)
4.63% , 02/15/27 .................. 15,757 15,056,765
9.50% , 11/01/27 .................. 5,833 5,859,989
7.75% , 02/15/28 .................. 36,398 37,070,890
6.00% , 06/01/29 .................. 6,656 6,072,448
GFL Environmental, Inc.
(c)
3.75% , 08/01/25 .................. 13,794 13,670,090
5.13% , 12/15/26 .................. 12,200 12,082,152
4.00% , 08/01/28 .................. 11,119 10,334,100
3.50% , 09/01/28 .................. 3,331 3,070,747
4.75% , 06/15/29 .................. 30,488 28,773,459
4.38% , 08/15/29 .................. 15,430 14,219,753
6.75% , 01/15/31 .................. 22,630 23,086,764
Intrum AB
(b)
3.00% , 09/15/27 .................. EUR 4,291 2,959,651
9.25% , 03/15/28 .................. 1,321 937,680
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
.. USD 41,802 40,120,509
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(c)
..................... 24,609 24,250,270
Q-Park Holding I BV
(b)
(3-mo. EURIBOR at 2.00% Floor + 2.00%),
5.79% , 03/01/26
(a)
............... EUR 533 570,816
5.13% , 03/01/29 .................. 995 1,068,856
5.13% , 02/15/30 .................. 1,984 2,119,453
Reworld Holding Corp.
4.88% , 12/01/29
(c)
................. USD 5,084 4,640,308
5.00% , 09/01/30 .................. 4,765 4,306,682
Stericycle, Inc., 3.88%, 01/15/29
(c)
........ 4,208 3,929,209
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(b)
................ EUR 2,110 2,257,525
Techem Verwaltungsgesellschaft 675 mbH,
5.38%, 07/15/29
(b)
................ 1,162 1,254,711
Verisure Holding AB
(b)
3.88% , 07/15/26 .................. 1,425 1,507,028
9.25% , 10/15/27 .................. 1,307 1,480,216
7.13% , 02/01/28 .................. 146 163,082
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
.... USD 79,602 78,504,042
Williams Scotsman, Inc.
(c)
4.63% , 08/15/28 .................. 2,604 2,462,285
6.63% , 06/15/29 .................. 12,024 12,119,145
7.38% , 10/01/31 .................. 16,727 17,213,889
688,183,846
Security
Par (000)
Par (000) Value
Communications Equipment — 0.1%
(c)
CommScope, Inc., 4.75%, 09/01/29 ....... USD 16,352 $ 11,320,653
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 6,060 5,118,037
16,438,690
Construction & Engineering — 0.6%
Arcosa, Inc., 4.38%, 04/15/29
(c)
......... 19,523 18,129,534
Azzurra Aeroporti SpA, 2.63%, 05/30/27
(b)
... EUR 574 581,061
Brand Industrial Services, Inc., 10.38%,
08/01/30
(c)
..................... USD 85,704 92,619,799
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
... 5,838 5,463,249
Gatwick Airport Finance plc, 4.38%, 04/07/26
(b)
GBP 992 1,213,358
Heathrow Finance plc
(b)
5.75% , 03/03/25
(e)
................. 772 969,643
3.88% , 03/01/27
(e)
................. 272 323,205
4.13% , 09/01/29
(e)
................. 817 936,251
6.63% , 03/01/31 .................. 1,216 1,519,853
Kier Group plc, 9.00%, 02/15/29
(b)
........ 1,366 1,767,771
Pike Corp., 8.63%, 01/31/31
(c)
.......... USD 5,328 5,644,057
129,167,781
Construction Materials — 0.4%
Smyrna Ready Mix Concrete LLC
(c)
6.00% , 11/01/28 .................. 25,291 24,708,435
8.88% , 11/15/31 .................. 52,307 55,493,856
80,202,291
Consumer Finance — 0.8%
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(c)
..................... 8,358 8,780,221
Encore Capital Group, Inc.
(b)
4.88% , 10/15/25 .................. EUR 100 106,324
5.38% , 02/15/26 .................. GBP 1,000 1,245,138
4.25% , 06/01/28 .................. 526 575,652
Ford Motor Credit Co. LLC, 7.20%, 06/10/30 . USD 10,689 11,243,912
Global Aircraft Leasing Co. Ltd.
(c)(j)
6.50% , ( 6.50 % Cash or 7.25 % PIK),
09/15/24 ..................... 7,017 6,771,673
Series 2021 , 6.50% , ( 6.50 % Cash or 7.25%
PIK), 09/15/24
(a)
................ 12,929 12,446,054
Macquarie Airfinance Holdings Ltd.
(c)
6.40% , 03/26/29 .................. 3,220 3,274,470
8.13% , 03/30/29 .................. 14,816 15,663,401
6.50% , 03/26/31 .................. 8,580 8,822,934
Navient Corp.
5.50% , 03/15/29 .................. 105 95,867
9.38% , 07/25/30 .................. 19,289 20,281,882
OneMain Finance Corp.
6.63% , 01/15/28 .................. 10,840 10,878,439
9.00% , 01/15/29 .................. 19,777 20,865,170
5.38% , 11/15/29 .................. 8,998 8,438,822
7.88% , 03/15/30 .................. 21,184 21,841,890
4.00% , 09/15/30 .................. 9,679 8,306,922
7.50% , 05/15/31 .................. 6,601 6,679,387
SLM Corp., 3.13%, 11/02/26 ........... 8,715 8,117,766
Volkswagen International Finance NV
(a)(b)(k)
Series PNC5 , (5-Year EUR Swap Annual +
4.29%), 7.50% ................. EUR 500 578,406
(9-Year EUR Swap Annual + 3.96%), 3.88% 1,200 1,196,149
176,210,479
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc.
(c)
4.63% , 01/15/27 .................. USD 6,596 6,371,196
5.88% , 02/15/28 .................. 5,883 5,814,691
6.50% , 02/15/28 .................. 5,606 5,632,579
3.50% , 03/15/29 .................. 24,203 21,771,615
4.88% , 02/15/30 .................. 7,822 7,391,795
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(b)
. GBP 4,877 6,157,309

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Market Bidco Finco plc, 5.50%, 11/04/27
(b)
... GBP 1,838 $ 2,149,183
Performance Food Group, Inc., 4.25%,
08/01/29
(c)
..................... USD 17,141 15,605,310
Picard Groupe SAS
(b)
3.88% , 07/01/26 .................. EUR 1,480 1,579,141
6.38% , 07/01/29 .................. 1,153 1,233,336
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
USD 5,685 5,132,196
US Foods, Inc.
(c)
4.75% , 02/15/29 .................. 3,219 3,053,158
4.63% , 06/01/30 .................. 7,285 6,768,222
7.25% , 01/15/32 .................. 13,066 13,559,790
Walgreens Boots Alliance, Inc., 3.20%,
04/15/30 ...................... 1,836 1,536,947
103,756,468
Containers & Packaging — 2.3%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(c)
................. 22,356 21,967,504
3.25% , 09/01/28
(c)
................. 840 738,023
3.00% , 09/01/29
(b)
................. EUR 4,204 3,635,586
4.00% , 09/01/29
(c)
................. USD 74,847 63,339,678
Ardagh Packaging Finance plc
2.13% , 08/15/26
(b)
................. EUR 8,883 7,887,089
2.13% , 08/15/26
(b)
................. 5,107 4,534,139
4.13% , 08/15/26
(c)
................. USD 30,271 26,274,217
Canpack SA, 3.13%, 11/01/25
(c)
......... 7,284 6,986,594
Clydesdale Acquisition Holdings, Inc.
(c)
6.63% , 04/15/29 .................. 17,654 17,350,948
8.75% , 04/15/30 .................. 41,455 40,570,143
Crown European Holdings SA
(b)
3.38% , 05/15/25 .................. EUR 1,046 1,111,173
5.00% , 05/15/28 .................. 672 737,670
Graphic Packaging International LLC
3.50% , 03/15/28
(c)
................. USD 269 248,031
2.63% , 02/01/29
(b)
................. EUR 4,253 4,225,494
Kleopatra Finco SARL
(b)
4.25% , 03/01/26 .................. 130 122,273
4.25% , 03/01/26 .................. 2,070 1,946,963
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(b)
201 130,233
LABL, Inc.
(c)
6.75% , 07/15/26 .................. USD 5,631 5,560,658
5.88% , 11/01/28 .................. 11,780 10,741,675
9.50% , 11/01/28 .................. 23,408 23,592,408
Mauser Packaging Solutions Holding Co.
(c)
7.88% , 04/15/27 .................. 183,142 186,803,232
9.25% , 04/15/27 .................. 3,331 3,333,138
OI European Group BV
6.25% , 05/15/28
(c)
................. EUR 6,765 7,489,495
6.25% , 05/15/28
(b)
................. 798 883,461
5.25% , 06/01/29
(b)
................. 1,747 1,877,479
Owens-Brockway Glass Container, Inc.
(c)
6.63% , 05/13/27 .................. USD 1,272 1,269,406
7.25% , 05/15/31 .................. 9,066 9,050,264
Sealed Air Corp.
(c)
4.00% , 12/01/27 .................. 3,065 2,880,571
5.00% , 04/15/29 .................. 3,569 3,396,673
7.25% , 02/15/31 .................. 4,984 5,131,506
6.50% , 07/15/32 .................. 11,623 11,557,779
Titan Holdings II BV, 5.13%, 07/15/29
(b)
.... EUR 1,209 1,308,568
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
USD 7,398 8,080,133
Trivium Packaging Finance BV
5.50% , 08/15/26
(c) (e)
................ 27,098 26,550,265
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.58% , 08/15/26
(a) (b)
.............. EUR 927 992,771
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
8.50% , 08/15/27
(c) (e)
................ USD 2,001 $ 1,986,074
514,291,314
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 6,866 6,141,541
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 22,754 22,048,676
Resideo Funding, Inc., 4.00%, 09/01/29 .... 3,756 3,310,420
31,500,637
Diversified Consumer Services — 0.5%
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(c)
................ 5,670 5,286,069
Pachelbel Bidco SpA
(b)
7.13% , 05/17/31 .................. EUR 1,140 1,260,562
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
8.07% , 05/17/31
(a)
............... 863 937,071
Rekeep SpA, 7.25%, 02/01/26
(b)
......... 483 475,887
Service Corp. International
5.13% , 06/01/29 .................. USD 1,427 1,386,573
3.38% , 08/15/30 .................. 4,789 4,167,847
4.00% , 05/15/31 .................. 14,917 13,284,719
Sotheby's
(c)
7.38% , 10/15/27 .................. 34,331 28,668,295
5.88% , 06/01/29 .................. 13,370 9,949,647
TUI Cruises GmbH
(b)
6.50% , 05/15/26 .................. EUR 1,313 1,425,041
6.25% , 04/15/29 .................. 418 457,730
Wand NewCo 3, Inc., 7.63%, 01/30/32
(c)
.... USD 38,251 39,505,327
106,804,768
Diversified REITs — 0.4%
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
... 4,484 3,928,593
HAT Holdings I LLC
(c)
3.38% , 06/15/26 .................. 6,300 5,940,566
8.00% , 06/15/27 .................. 11,322 11,770,781
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
....... 11,182 10,214,096
Iron Mountain UK plc, 3.88%, 11/15/25
(b)
.... GBP 1,232 1,520,204
MPT Operating Partnership LP
2.50% , 03/24/26 .................. 13,667 14,806,786
5.25% , 08/01/26 .................. USD 3,430 3,116,970
5.00% , 10/15/27 .................. 4,145 3,423,389
4.63% , 08/01/29 .................. 22,310 16,192,893
3.50% , 03/15/31 .................. 31,834 20,743,537
VICI Properties LP
5.63% , 05/15/52 .................. 1,838 1,654,848
6.13% , 04/01/54 .................. 6,410 6,153,254
99,465,917
Diversified Telecommunication Services — 4.9%
Altice France SA
5.88% , 02/01/27
(b)
................. EUR 385 310,985
11.50% , 02/01/27
(b)
................ 1,736 1,520,336
3.38% , 01/15/28
(b)
................. 909 681,270
5.50% , 01/15/28
(c)
................. USD 742 508,186
5.13% , 01/15/29
(c)
................. 16,788 10,954,104
5.13% , 07/15/29
(c)
................. 56,301 37,023,594
5.50% , 10/15/29
(c)
................. 30,439 20,061,962
British Telecommunications plc
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
2.54%), 5.13% , 10/03/54 .......... EUR 1,375 1,476,223
(5-Year EUR Swap Annual + 2.13%),
1.87% , 08/18/80 ................ 376 390,597
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83 ..................... GBP 1,835 2,465,133

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
CCO Holdings LLC
(c)
5.13% , 05/01/27 .................. USD 13,765 $ 13,216,410
5.38% , 06/01/29 .................. 13,241 12,046,192
6.38% , 09/01/29 .................. 58,522 55,626,887
4.75% , 03/01/30 .................. 9,991 8,653,471
4.50% , 08/15/30 .................. 7,671 6,494,088
4.25% , 02/01/31 .................. 31,643 25,834,640
7.38% , 03/01/31 .................. 86,314 85,106,036
4.75% , 02/01/32 .................. 15,080 12,350,075
4.25% , 01/15/34 .................. 21,486 16,309,112
Cellnex Telecom SA
(b)(m)
2.13% , 08/11/30 .................. EUR 3,300 3,523,650
0.75% , 11/20/31 .................. 2,600 2,278,665
Frontier Communications Holdings LLC
(c)
5.88% , 10/15/27 .................. USD 14,491 14,147,692
5.00% , 05/01/28 .................. 28,027 26,404,083
8.75% , 05/15/30 .................. 84,262 86,827,154
8.63% , 03/15/31 .................. 28,421 29,277,232
Iliad Holding SASU
6.50% , 10/15/26
(c)
................. 19,643 19,555,991
7.00% , 10/15/28
(c)
................. 10,590 10,501,350
6.88% , 04/15/31
(b)
................. EUR 374 406,503
6.88% , 04/15/31
(b)
................. 1,100 1,195,598
8.50% , 04/15/31
(c)
................. USD 36,999 37,462,916
Iliad SA
(b)
5.38% , 06/14/27 .................. EUR 3,000 3,266,184
1.88% , 02/11/28 .................. 400 388,695
5.38% , 02/15/29 .................. 2,800 3,049,697
5.63% , 02/15/30 .................. 800 876,749
5.38% , 05/02/31 .................. 1,200 1,293,943
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(b)
..................... 2,808 2,773,993
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(b)
1,487 1,544,727
Level 3 Financing, Inc.
(c)
10.50% , 04/15/29 ................. USD 56,272 56,131,320
4.88% , 06/15/29 .................. 29,751 16,959,496
11.00% , 11/15/29 ................. 55,719 57,017,199
10.50% , 05/15/30 ................. 63,270 62,663,506
10.75% , 12/15/30 ................. 1,901 1,896,248
Lorca Telecom Bondco SA
(b)
4.00% , 09/18/27 .................. EUR 2,788 2,911,611
5.75% , 04/30/29 .................. 4,560 4,994,926
Lumen Technologies, Inc.
(c)
4.13% , 04/15/29 .................. USD 10,495 6,822,403
4.13% , 04/15/30 .................. 10,495 6,560,389
Optics Bidco 7.721% 06/38, 7.72%, 06/04/38 . 6,228 6,554,170
Optics Bidco SpA
6.88% , 02/15/28 .................. EUR 1,016 1,158,542
7.88% , 07/31/28 .................. 1,488 1,758,017
6.00% , 09/30/34
(c)
................. USD 15,335 14,512,814
7.20% , 07/18/36
(c)
................. 13,448 13,859,509
RCS & RDS SA
(b)
2.50% , 02/05/25 .................. EUR 1,400 1,476,091
3.25% , 02/05/28 .................. 1,400 1,397,855
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
..................... USD 2,250 2,167,734
Telecom Italia Capital SA, 6.38%, 11/15/33 .. 5,637 5,514,452
Telecom Italia SpA
2.75% , 04/15/25
(b)
................. EUR 2,338 2,468,827
3.00% , 09/30/25
(b)
................. 1,000 1,053,485
6.88% , 02/15/28
(b)
................. 517 584,272
7.88% , 07/31/28
(b)
................. 704 821,804
5.25% , 03/17/55
(c)
................. 400 413,922
Uniti Group LP
(c)
10.50% , 02/15/28 ................. USD 85,961 84,180,077
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Series MAY , 10.50% , 02/15/28 ......... USD 17,855 $ 17,485,084
Virgin Media Secured Finance plc
5.25% , 05/15/29
(b)
................. GBP 777 891,950
4.13% , 08/15/30
(b)
................. 835 876,084
4.50% , 08/15/30
(c)
................. USD 4,260 3,612,208
Vmed O2 UK Financing I plc, 7.75%, 04/15/32
(c)
11,740 11,451,678
Windstream Escrow LLC, 7.75%, 08/15/28
(c)
. 13,416 12,638,477
Zayo Group Holdings, Inc.
(c)
4.00% , 03/01/27 .................. 151,776 121,385,249
6.13% , 03/01/28 .................. 33,273 22,278,091
1,100,301,613
Electric Utilities — 0.7%
EDP - Energias de Portugal SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75% , 05/29/54 .......... EUR 1,700 1,809,236
(5-Year EUR Swap Annual + 1.84%),
1.70% , 07/20/80 ................ 800 833,199
(5-Year EUR Swap Annual + 2.38%),
1.88% , 08/02/81 ................ 2,700 2,740,336
(5-Year EUR Swap Annual + 3.18%),
5.94% , 04/23/83 ................ 400 446,038
FirstEnergy Corp., 4.00%, 05/01/26
(m)
..... USD 38,012 37,593,868
Naturgy Finance Iberia SA, (5-Year EUR Swap
Annual + 2.44%), 2.37%
(a) (b) (k)
......... EUR 2,100 2,131,092
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(a)
..................... USD 17,140 17,238,281
NextEra Energy Operating Partners LP
(c)
4.25% , 09/15/24 .................. 106 104,808
3.88% , 10/15/26 .................. 3,849 3,660,133
7.25% , 01/15/29 .................. 9,046 9,276,402
NRG Energy, Inc., 7.00%, 03/15/33
(c)
...... 5,118 5,402,571
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
..................... 8,196 7,586,354
PG&E Corp., 4.25%, 12/01/27
(c) (m)
........ 13,418 13,532,053
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (b) (k)
.................... EUR 1,725 1,824,296
Vistra Operations Co. LLC
(c)
7.75% , 10/15/31 .................. USD 19,024 19,811,422
6.88% , 04/15/32 .................. 23,939 24,302,203
6.95% , 10/15/33 .................. 7,388 7,907,273
156,199,565
Electrical Equipment — 0.3%
Nexans SA, 4.25%, 03/11/30
(b)
.......... EUR 1,300 1,376,885
Sensata Technologies BV, 4.00%, 04/15/29
(c)
. USD 4,683 4,299,464
Sensata Technologies, Inc., 6.63%, 07/15/32
(c)
21,138 21,289,200
Vertiv Group Corp., 4.13%, 11/15/28
(c)
..... 37,083 34,630,768
61,596,317
Electronic Equipment, Instruments & Components — 0.3%
(c)
Coherent Corp., 5.00%, 12/15/29 ........ 22,935 21,705,104
Insight Enterprises, Inc., 6.63%, 05/15/32 ... 9,772 9,923,114
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 34,122 31,337,696
3.75% , 02/15/31 .................. 5,654 4,928,018
Zebra Technologies Corp., 6.50%, 06/01/32 .. 7,194 7,275,002
75,168,934
Energy Equipment & Services — 3.8%
Archrock Partners LP
(c)
6.88% , 04/01/27 .................. 3,191 3,203,716
6.25% , 04/01/28 .................. 46,172 45,727,964
Borr IHC Ltd.
(c)
10.00% , 11/15/28 ................. 14,222 14,808,499

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
10.38% , 11/15/30 ................. USD 10,683 $ 11,136,640
Enerflex Ltd., 9.00%, 10/15/27
(c)
......... 12,913 13,075,329
Kodiak Gas Services LLC, 7.25%, 02/15/29
(c)
. 32,653 33,471,807
Nabors Industries Ltd., 7.50%, 01/15/28
(c)
... 11,079 10,571,626
Nabors Industries, Inc.
(c)
7.38% , 05/15/27 .................. 10,921 11,108,743
9.13% , 01/31/30 .................. 10,100 10,462,943
Noble Finance II LLC, 8.00%, 04/15/30
(c)
.... 14,377 14,962,388
Northriver Midstream Finance LP, 6.75%,
07/15/32
(c)
..................... 10,624 10,642,592
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 4,248 4,199,429
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 . 5,895 6,244,046
Precision Drilling Corp., 6.88%, 01/15/29
(c)
.. 703 695,443
Seadrill Finance Ltd., 8.38%, 08/01/30
(c)
.... 11,001 11,498,025
Transocean Aquila Ltd., 8.00%, 09/30/28
(c)
.. 7,719 7,839,139
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
..................... 6,125 6,321,533
Transocean, Inc.
(c)
8.00% , 02/01/27 .................. 17,174 17,114,482
8.25% , 05/15/29 .................. 41,554 41,657,012
8.75% , 02/15/30 .................. 49,624 52,099,341
8.50% , 05/15/31 .................. 52,878 52,900,685
USA Compression Partners LP, 7.13%,
03/15/29
(c)
..................... 24,678 24,865,750
Valaris Ltd., 8.38%, 04/30/30
(c)
.......... 47,398 49,068,448
Vallourec SACA, 7.50%, 04/15/32
(c)
....... 19,289 19,974,006
Vantage Drilling International Ltd., 9.50%,
02/15/28
(c)
..................... 15,723 15,965,984
Venture Global LNG, Inc.
(c)
8.13% , 06/01/28 .................. 25,337 26,102,608
9.50% , 02/01/29 .................. 118,515 129,785,353
8.38% , 06/01/31 .................. 75,869 78,693,679
9.88% , 02/01/32 .................. 90,346 98,334,846
Weatherford International Ltd., 8.63%,
04/30/30
(c)
..................... 19,188 19,883,316
842,415,372
Entertainment — 0.3%
CPUK Finance Ltd.
(b)
3.59% , 08/28/25 .................. GBP 292 360,264
4.50% , 08/28/27 .................. 620 730,683
7.88% , 08/28/29 .................. 517 664,976
Live Nation Entertainment, Inc.
(c)
6.50% , 05/15/27 .................. USD 32,684 32,871,148
4.75% , 10/15/27 .................. 13,808 13,232,557
3.75% , 01/15/28 .................. 6,495 6,033,083
Motion Finco SARL, 7.38%, 06/15/30
(b)
..... EUR 1,157 1,288,653
Odeon Finco plc, 12.75%, 11/01/27
(c)
...... USD 16,241 17,022,566
Pinnacle Bidco plc
(b)
8.25% , 10/11/28 .................. EUR 498 565,333
10.00% , 10/11/28 ................. GBP 659 884,066
Playtika Holding Corp., 4.25%, 03/15/29
(c)
... USD 4,614 4,048,595
77,701,924
Financial Services — 3.2%
Agps Bondco plc
(b)(f)(l)
6.00% , 08/05/25 .................. EUR 700 243,829
5.50% , 11/13/26 .................. 2,100 733,172
5.00% , 01/14/29 .................. 1,900 661,312
Alpha Bank SA, (1-Year EUR Swap Annual +
2.43%), 5.00%, 05/12/30
(a) (b)
.......... 2,150 2,308,345
Aroundtown Finance SARL
(a)(b)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% .... GBP 2,736 2,571,822
Security
Par (000)
Par (000) Value
Financial Services (continued)
(5-Year EURIBOR ICE Swap Rate +
4.51%), 7.13% ................. EUR 1,500 $ 1,201,606
Block, Inc.
2.75% , 06/01/26 .................. USD 40,475 38,232,576
3.50% , 06/01/31 .................. 4,980 4,296,024
6.50% , 05/15/32
(c)
................. 105,616 107,030,201
Blue Owl Credit Income Corp.
6.60% , 09/15/29
(c)
................. 5,020 4,951,972
6.65% , 03/15/31 .................. 15,805 15,446,982
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(c)
..................... 6,423 6,283,628
Citycon Treasury BV, Series EURO, 2.38%,
01/15/27
(b)
..................... EUR 855 843,399
Enact Holdings, Inc., 6.25%, 05/28/29 ..... USD 8,457 8,459,497
Fiber Midco SpA, 10.00%, 06/15/29
(b)
...... EUR 907 969,652
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10%
Floor + 4.10%), 8.02%, 04/15/38
(a) (b)
..... 469 515,779
Freedom Mortgage Corp., 12.25%, 10/01/30
(c)
USD 6,131 6,595,288
Freedom Mortgage Holdings LLC
(c)
9.25% , 02/01/29 .................. 21,977 21,962,810
9.13% , 05/15/31 .................. 16,904 16,449,283
Garfunkelux Holdco 3 SA
(b)
6.75% , 11/01/25 .................. EUR 1,064 758,046
7.75% , 11/01/25 .................. GBP 777 651,596
GGAM Finance Ltd.
(c)
8.00% , 02/15/27 .................. USD 16,143 16,674,476
8.00% , 06/15/28 .................. 8,717 9,181,145
6.88% , 04/15/29 .................. 16,024 16,304,420
Global Payments, Inc., 1.50%, 03/01/31
(c) (m)
.. 34,023 31,148,057
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(c)
........ 9,261 9,066,068
HPS Corporate Lending Fund, 6.75%,
01/30/29
(c)
..................... 10,470 10,546,967
Jefferies Finance LLC, 5.00%, 08/15/28
(c)
... 17,235 15,898,765
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(c)
..................... 12,501 11,099,888
Midcap Financial Issuer Trust, 6.50%,
05/01/28
(c)
..................... 13,257 12,536,892
Nationstar Mortgage Holdings, Inc.
(c)
5.00% , 02/01/26 .................. 86,125 84,295,972
6.00% , 01/15/27 .................. 76 75,190
5.13% , 12/15/30 .................. 5,705 5,231,433
5.75% , 11/15/31 .................. 6,639 6,240,104
7.13% , 02/01/32 .................. 47,528 47,805,706
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(a) (b) (k)
............... GBP 1,516 1,801,393
NCR Atleos Corp., 9.50%, 04/01/29
(c)
...... USD 12,894 13,935,076
Nexi SpA, 0.00%, 02/24/28
(b) (m) (n)
......... EUR 4,200 3,834,332
PennyMac Financial Services, Inc.
(c)
7.88% , 12/15/29 .................. USD 15,790 16,282,379
7.13% , 11/15/30 .................. 17,138 17,085,198
Permian Resources Operating LLC
(c)
5.88% , 07/01/29 .................. 20,758 20,440,154
9.88% , 07/15/31 .................. 12,236 13,544,102
7.00% , 01/15/32 .................. 17,711 18,193,908
Rocket Mortgage LLC
(c)
2.88% , 10/15/26 .................. 45,918 42,882,214
3.88% , 03/01/31 .................. 5,937 5,173,994
4.00% , 10/15/33 .................. 6,904 5,817,925
Salini SpA, 4.00%, 05/30/28
(b) (m)
......... EUR 900 943,029
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
.... USD 31,280 30,287,135
Sotera Health Holdings LLC, 7.38%, 06/01/31
(c)
12,116 12,133,992

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Thames Water Utilities Finance plc, 4.00%,
04/18/27
(b)
..................... EUR 961 $ 895,461
Worldline SA, 0.00%, 07/30/26
(b) (m) (n)
...... 3,642 3,601,258
724,123,452
Food Products — 0.9%
B&G Foods, Inc., 8.00%, 09/15/28
(c)
...... USD 5,501 5,590,257
Boparan Finance plc, 7.63%, 11/30/25
(b)
.... GBP 1,030 1,269,798
Chobani LLC
(c)
4.63% , 11/15/28 .................. USD 40,987 38,708,467
7.63% , 07/01/29 .................. 70,043 72,137,706
Darling Global Finance BV, 3.63%, 05/15/26
(b)
EUR 4,402 4,660,225
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
.. USD 19,297 18,974,097
Fiesta Purchaser, Inc., 7.88%, 03/01/31
(c)
... 9,117 9,420,478
Lamb Weston Holdings, Inc.
(c)
4.88% , 05/15/28 .................. 8,545 8,275,493
4.13% , 01/31/30 .................. 10,925 9,921,018
4.38% , 01/31/32 .................. 18,774 16,743,964
Post Holdings, Inc.
(c)
5.50% , 12/15/29 .................. 2,000 1,929,825
4.63% , 04/15/30 .................. 1,289 1,184,485
4.50% , 09/15/31 .................. 2,107 1,888,603
6.25% , 02/15/32 .................. 16,609 16,630,575
Premier Foods Finance plc, 3.50%, 10/15/26
(b)
GBP 469 571,115
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
.... USD 4,175 3,671,328
Tereos Finance Groupe I SA
(b)
4.75% , 04/30/27 .................. EUR 252 267,855
7.25% , 04/15/28 .................. 1,225 1,379,335
213,224,624
Gas Utilities — 0.8%
AmeriGas Partners LP, 9.38%, 06/01/28
(c)
... USD 14,191 14,566,409
Blue Racer Midstream LLC
(c)
7.00% , 07/15/29 .................. 13,790 14,043,598
7.25% , 07/15/32 .................. 11,101 11,413,475
Howard Midstream Energy Partners LLC
(c)
8.88% , 07/15/28 .................. 13,758 14,557,725
7.38% , 07/15/32 .................. 19,470 19,772,853
NGL Energy Operating LLC
(c)
8.13% , 02/15/29 .................. 32,040 32,645,908
8.38% , 02/15/32 .................. 64,848 65,846,334
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
..................... 4,099 3,691,311
UGI International LLC, 2.50%, 12/01/29
(b)
... EUR 1,574 1,496,689
178,034,302
Ground Transportation — 0.7%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
. USD 10,529 10,393,474
BCP V Modular Services Finance II plc
(b)
4.75% , 11/30/28 .................. EUR 2,400 2,390,617
6.13% , 11/30/28 .................. GBP 1,900 2,190,433
Brightline East LLC, 11.00%, 01/31/30
(c)
.... USD 13,279 12,108,657
EC Finance plc, 3.00%, 10/15/26
(b)
....... EUR 1,041 1,078,626
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(c)
USD 26,794 26,693,615
GN Bondco LLC, 9.50%, 10/15/31
(c)
...... 8,927 8,320,657
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a) (b) (k)
.................... GBP 2,268 2,595,074
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
.. USD 4,017 3,720,655
Uber Technologies, Inc.
0.00% , 12/15/25
(m) (n)
............... 6,105 6,544,560
Series 2028 , 0.88% , 12/01/28
(c) (m)
....... 29,674 35,282,386
4.50% , 08/15/29
(c)
................. 48,794 46,490,420
157,809,174
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc.
2.63% , 11/01/25
(b)
................. EUR 5,701 $ 5,968,662
3.88% , 07/15/28
(b)
................. 1,235 1,287,904
4.63% , 07/15/28
(c)
................. USD 22,513 21,423,344
3.88% , 11/01/29
(c)
................. 13,639 12,402,795
Bausch + Lomb Corp., 8.38%, 10/01/28
(c)
... 75,480 77,272,650
Medline Borrower LP
(c)
3.88% , 04/01/29 .................. 26,017 23,959,308
6.25% , 04/01/29 .................. 30,851 31,200,171
5.25% , 10/01/29 .................. 85,982 82,054,927
Neogen Food Safety Corp., 8.63%, 07/20/30
(c)
10,428 11,257,986
Teleflex, Inc., 4.25%, 06/01/28
(c)
......... 3,023 2,848,783
269,676,530
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.
(c)
5.50% , 07/01/28 .................. 234 228,862
5.00% , 04/15/29 .................. 3,136 2,980,110
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
. 24,977 23,710,574
Clariane SE, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 9.08%),
13.17%
(a) (b) (k)
................... GBP 2,500 2,982,486
Community Health Systems, Inc.
(c)
5.63% , 03/15/27 .................. USD 60,051 55,919,912
6.00% , 01/15/29 .................. 28,988 25,582,111
5.25% , 05/15/30 .................. 41,866 34,518,186
4.75% , 02/15/31 .................. 23,088 18,152,492
10.88% , 01/15/32 ................. 35,336 36,777,233
Encompass Health Corp.
4.75% , 02/01/30 .................. 16,363 15,310,802
4.63% , 04/01/31 .................. 5,903 5,417,303
Ephios Subco 3 SARL, 7.88%, 01/31/31
(b)
... EUR 1,828 2,081,472
HealthEquity, Inc., 4.50%, 10/01/29
(c)
...... USD 31,863 29,781,718
LifePoint Health, Inc.
(c)
9.88% , 08/15/30 .................. 13,644 14,550,289
11.00% , 10/15/30 ................. 42,940 47,309,918
10.00% , 06/01/32 ................. 16,764 17,139,732
Molina Healthcare, Inc.
(c)
4.38% , 06/15/28 .................. 3,312 3,117,373
3.88% , 11/15/30 .................. 4,310 3,831,610
3.88% , 05/15/32 .................. 8,274 7,169,386
Option Care Health, Inc., 4.38%, 10/31/29
(c)
.. 11,313 10,384,314
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(c)
..................... 38,699 39,091,214
Tenet Healthcare Corp., 6.75%, 05/15/31 ... 54,876 55,699,825
US Acute Care Solutions LLC, 9.75%,
05/15/29
(c)
..................... 15,331 15,097,794
466,834,716
Health Care Technology — 0.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
. 140,266 129,142,794
IQVIA, Inc.
1.75% , 03/15/26
(b)
................. EUR 2,964 3,043,769
5.00% , 05/15/27
(c)
................. USD 473 461,508
2.25% , 03/15/29
(b)
................. EUR 600 581,712
6.50% , 05/15/30
(c)
................. USD 4,791 4,863,052
138,092,835
Hotel & Resort REITs — 1.0%
RHP Hotel Properties LP
4.75% , 10/15/27 .................. 24,217 23,315,580
7.25% , 07/15/28
(c)
................. 19,469 20,132,426
4.50% , 02/15/29
(c)
................. 11,328 10,623,501
6.50% , 04/01/32
(c)
................. 43,158 43,161,118
RLJ Lodging Trust LP
(c)
3.75% , 07/01/26 .................. 3,645 3,465,021
4.00% , 09/15/29 .................. 2,470 2,181,579

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
Service Properties Trust
8.63% , 11/15/31
(c)
................. USD 83,667 $ 87,207,262
8.88% , 06/15/32 .................. 28,878 26,935,521
217,022,008
Hotels, Restaurants & Leisure — 5.6%
1011778 BC ULC
(c)
3.88% , 01/15/28 .................. 1,368 1,281,262
4.38% , 01/15/28 .................. 11,148 10,514,503
4.00% , 10/15/30 .................. 17,901 15,758,252
Accor SA, (5-Year EUR Swap Annual + 3.25%),
2.63%
(a) (b) (k)
.................... EUR 900 947,441
Allwyn Entertainment Financing UK plc
7.88% , 04/30/29
(c)
................. USD 8,600 8,828,438
7.25% , 04/30/30
(b)
................. EUR 2,572 2,909,423
Aramark International Finance SARL, 3.13%,
04/01/25
(b)
..................... 7,876 8,339,911
Bertrand Franchise Finance SAS
(b)
6.50% , 07/18/30 .................. 659 710,520
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
7.49% , 07/18/30
(a)
............... 1,934 2,080,331
Boyd Gaming Corp.
4.75% , 12/01/27 .................. USD 2,714 2,612,146
4.75% , 06/15/31
(c)
................. 1,378 1,248,888
Boyne USA, Inc., 4.75%, 05/15/29
(c)
...... 18,493 17,255,813
Caesars Entertainment, Inc.
(c)
8.13% , 07/01/27 .................. 37,003 37,755,345
4.63% , 10/15/29 .................. 15,536 14,242,948
7.00% , 02/15/30 .................. 76,779 78,443,645
6.50% , 02/15/32 .................. 39,619 39,813,292
Carnival Corp.
(c)
4.00% , 08/01/28 .................. 13,488 12,657,645
6.00% , 05/01/29 .................. 40,611 40,116,350
7.00% , 08/15/29 .................. 8,097 8,372,865
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
..................... 146,508 158,607,193
Carnival plc, 1.00%, 10/28/29 .......... EUR 468 409,246
Cedar Fair LP
5.38% , 04/15/27 .................. USD 31 30,723
5.25% , 07/15/29 .................. 1,701 1,629,502
Churchill Downs, Inc.
(c)
5.50% , 04/01/27 .................. 8,339 8,204,783
4.75% , 01/15/28 .................. 25,101 23,975,054
5.75% , 04/01/30 .................. 39,105 37,984,047
6.75% , 05/01/31 .................. 25,888 26,028,158
Cirsa Finance International SARL
(b)
10.38% , 11/30/27 ................. EUR 366 418,768
7.88% , 07/31/28 .................. 494 559,470
(3-mo. EURIBOR + 4.50%), 8.36% ,
07/31/28
(a)
.................... 1,116 1,207,132
6.50% , 03/15/29 .................. 587 647,193
Codere New Holdco SA
7.50% , 11/30/27
(c)
................. 407 3,140
7.50% , 11/30/27
(b)
................. 558 5,374
Elior Group SA, 3.75%, 07/15/26
(b)
....... 1,326 1,375,702
Fertitta Entertainment LLC
(c)
4.63% , 01/15/29 .................. USD 16,423 14,955,784
6.75% , 01/15/30 .................. 7,122 6,254,231
Flutter Treasury DAC, 6.38%, 04/29/29
(c)
.... 8,923 8,979,495
Hilton Domestic Operating Co., Inc.
3.75% , 05/01/29
(c)
................. 4,545 4,167,582
4.88% , 01/15/30 .................. 3,024 2,902,358
4.00% , 05/01/31
(c)
................. 2,177 1,948,646
3.63% , 02/15/32
(c)
................. 882 763,267
6.13% , 04/01/32
(c)
................. 7,403 7,438,912
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Borrower Escrow LLC,
6.63%, 01/15/32
(c)
................ USD 9,019 $ 9,061,227
Inter Media & Communication SpA, 6.75%,
02/09/27
(b)
..................... EUR 2,069 2,182,559
International Game Technology plc, 5.25%,
01/15/29
(c)
..................... USD 969 937,605
Light & Wonder International, Inc.
(c)
7.25% , 11/15/29 .................. 3,781 3,861,554
7.50% , 09/01/31 .................. 8,036 8,302,956
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
..................... 11,227 11,542,052
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
. 11,484 11,339,917
Lion/Polaris Lux 4 SA
(a)(b)
(3-mo. EURIBOR at 4.00% Floor + 4.00%),
7.84% , 07/01/26 ................ EUR 891 954,503
(3-mo. EURIBOR + 3.63%), 7.34% ,
07/01/29 ..................... 1,372 1,469,343
Lottomatica SpA
(b)
5.38% , 06/01/30 .................. 644 697,072
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.79% , 12/15/30
(a)
............... 1,356 1,470,390
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
7.05% , 06/01/31
(a)
............... 933 1,012,995
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
USD 16,522 15,556,656
Melco Resorts Finance Ltd.
(c)
4.88% , 06/06/25 .................. 10,056 9,854,880
5.63% , 07/17/27 .................. 800 760,250
5.75% , 07/21/28 .................. 3,400 3,179,000
5.38% , 12/04/29 .................. 33,164 29,781,106
7.63% , 04/17/32 .................. 16,204 16,082,470
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(c)
................ 23,960 24,411,862
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
2,000 1,970,410
MGM China Holdings Ltd.
(c)
4.75% , 02/01/27 .................. 4,121 3,927,313
7.13% , 06/26/31 .................. 5,787 5,816,514
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
..................... 4,792 4,463,710
Motion Bondco DAC, 6.63%, 11/15/27
(c)
.... 7,580 7,341,802
NCL Corp. Ltd.
(c)
5.88% , 03/15/26 .................. 17,738 17,536,195
8.13% , 01/15/29 .................. 7,109 7,448,472
7.75% , 02/15/29 .................. 3,713 3,860,410
NCL Finance Ltd., 6.13%, 03/15/28
(c)
...... 7,852 7,754,118
Ontario Gaming GTA LP, 8.00%, 08/01/30
(c)
.. 10,653 10,932,641
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(c)
..................... 13,761 13,925,100
Premier Entertainment Sub LLC
(c)
5.63% , 09/01/29 .................. 5,317 3,823,719
5.88% , 09/01/31 .................. 4,871 3,312,680
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(c)
..................... 8,084 8,731,019
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
.. 4,544 4,396,056
Royal Caribbean Cruises Ltd.
(c)
4.25% , 07/01/26 .................. 4,604 4,455,737
5.50% , 04/01/28 .................. 4,489 4,431,737
7.25% , 01/15/30 .................. 1,122 1,161,735
6.25% , 03/15/32 .................. 17,498 17,645,001
Scientific Games Holdings LP, 6.63%,
03/01/30
(c)
..................... 10,609 10,341,828
Six Flags Entertainment Corp.
(c)
7.25% , 05/15/31 .................. 59,225 60,297,683
6.63% , 05/01/32 .................. 6,065 6,163,473
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
3,637 3,648,431

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC
(c)
4.50% , 02/15/28 .................. USD 9,401 $ 8,845,735
4.63% , 12/01/31 .................. 17,586 15,674,456
6.63% , 03/15/32 .................. 8,792 8,748,814
TUI AG, 5.88%, 03/15/29
(b)
............ EUR 1,795 1,951,191
TVL Finance plc, 10.25%, 04/28/28
(b)
...... GBP 678 895,627
Vail Resorts, Inc., 6.50%, 05/15/32
(c)
...... USD 22,080 22,344,033
Viking Cruises Ltd.
(c)
5.88% , 09/15/27 .................. 12,325 12,197,488
9.13% , 07/15/31 .................. 40,185 43,522,953
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
..................... 8,471 8,280,884
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
..................... 3,416 3,184,545
Wynn Macau Ltd.
(c)
5.50% , 01/15/26 .................. 10,758 10,532,969
5.50% , 10/01/27 .................. 2,600 2,470,000
5.63% , 08/26/28 .................. 47,085 44,071,560
5.13% , 12/15/29 .................. 20,329 18,365,981
Wynn Resorts Finance LLC
(c)
5.13% , 10/01/29 .................. 37,731 35,884,588
7.13% , 02/15/31 .................. 32,006 33,187,782
1,248,387,565
Household Durables — 0.5%
Ashton Woods USA LLC
(c)
4.63% , 08/01/29 .................. 4,879 4,395,759
4.63% , 04/01/30 .................. 3,541 3,164,803
Beazer Homes USA, Inc., 7.50%, 03/15/31
(c)
. 5,393 5,381,748
Brookfield Residential Properties, Inc.
(c)
5.00% , 06/15/29 .................. 10,781 9,846,819
4.88% , 02/15/30 .................. 11,025 9,861,609
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
12,315 12,236,845
Dream Finders Homes, Inc., 8.25%, 08/15/28
(c)
6,941 7,107,001
Empire Communities Corp., 9.75%, 05/01/29
(c)
4,755 4,838,212
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
..................... 1,201 1,174,519
LGI Homes, Inc., 8.75%, 12/15/28
(c)
....... 5,264 5,483,006
Mattamy Group Corp.
(c)
5.25% , 12/15/27 .................. 6,726 6,534,991
4.63% , 03/01/30 .................. 6,067 5,608,147
Meritage Homes Corp., 1.75%, 05/15/28
(c) (m)
. 1,647 1,635,471
New Home Co., Inc. (The), 9.25%, 10/01/29
(c)
13,753 13,786,559
STL Holding Co. LLC, 8.75%, 02/15/29
(c)
.... 7,436 7,760,968
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(c)
..................... 4,190 4,012,318
Tempur Sealy International, Inc.
(c)
4.00% , 04/15/29 .................. 6,690 6,033,150
3.88% , 10/15/31 .................. 653 545,843
TRI Pointe Homes, Inc.
5.25% , 06/01/27 .................. 103 100,460
5.70% , 06/15/28 .................. 3,737 3,665,100
113,173,328
Household Products — 0.1%
Central Garden & Pet Co.
5.13% , 02/01/28 .................. 3,050 2,966,382
4.13% , 10/15/30 .................. 3,371 3,004,329
4.13% , 04/30/31
(c)
................. 8,077 7,118,238
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(c)
..................... 3,606 3,609,606
Spectrum Brands, Inc.
(c)
3.38% , 06/01/29
(m)
................ 12,033 11,587,779
3.88% , 03/15/31 .................. 2,001 1,672,296
29,958,630
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(a)
........... USD 17,967 $ 18,189,133
Calpine Corp.
(c)
5.13% , 03/15/28 .................. 21,391 20,572,764
4.63% , 02/01/29 .................. 629 583,584
5.00% , 02/01/31 .................. 6,356 5,932,035
Clearway Energy Operating LLC
(c)
4.75% , 03/15/28 .................. 2,311 2,208,217
3.75% , 01/15/32 .................. 19,669 16,722,769
NextEra Energy Partners LP
(c)(m)
0.00% , 11/15/25
(n)
................. 18,242 16,472,526
2.50% , 06/15/26 .................. 11,855 10,817,726
Talen Energy Supply LLC, 8.63%, 06/01/30
(c)
. 6,946 7,405,992
TransAlta Corp., 7.75%, 11/15/29 ........ 2,055 2,144,430
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (c) (k)
.................... 11,499 11,596,753
112,645,929
Industrial Conglomerates — 1.2%
EMRLD Borrower LP
6.38% , 12/15/30
(b)
................. EUR 2,158 2,397,777
6.38% , 12/15/30
(c)
................. 9,160 10,177,773
6.63% , 12/15/30
(c)
................. USD 169,344 170,665,222
6.75% , 07/15/31
(c)
................. 13,997 14,171,962
Foundry JV Holdco LLC
(c)
6.25% , 01/25/35 .................. 17,958 18,338,745
6.40% , 01/25/38 .................. 11,545 11,899,421
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(c)
..................... 47,892 49,592,837
277,243,737
Insurance — 6.1%
Acrisure LLC, 7.50%, 11/06/30
(c)
......... 16,670 16,681,548
Alliant Holdings Intermediate LLC
(c)
4.25% , 10/15/27 .................. 60,496 56,644,414
6.75% , 10/15/27 .................. 119,101 117,476,403
6.75% , 04/15/28 .................. 29,975 30,022,570
5.88% , 11/01/29 .................. 63,729 59,634,163
7.00% , 01/15/31 .................. 58,186 58,780,908
AmWINS Group, Inc.
(c)
6.38% , 02/15/29 .................. 8,428 8,450,983
4.88% , 06/30/29 .................. 8,311 7,731,433
Ardonagh Finco Ltd.
6.88% , 02/15/31
(b)
................. EUR 5,694 5,935,411
7.75% , 02/15/31
(c)
................. USD 37,248 36,822,047
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(c)
..................... 37,992 37,107,200
AssuredPartners, Inc., 7.50%, 02/15/32
(c)
... 23,348 23,436,069
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.84%), 6.38%
(a) (b) (k)
............... EUR 1,200 1,312,731
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(c)
..................... USD 4,797 4,852,735
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a) (b) (k)
.................... GBP 700 641,531
FWD Group Holdings Ltd., 8.40%, 04/05/29
(b)
. USD 34,199 34,947,103
Galaxy Bidco Ltd., 6.50%, 07/31/26
(b)
...... GBP 3,193 3,975,727
Howden UK Refinance plc
(c)
7.25% , 02/15/31 .................. USD 101,045 100,289,631
8.13% , 02/15/32 .................. 51,830 51,492,841
HUB International Ltd.
(c)
7.25% , 06/15/30 .................. 201,949 207,024,180
7.38% , 01/31/32 .................. 252,270 255,822,466
Intesa Sanpaolo Vita SpA, 2.38%, 12/22/30
(b)
. EUR 1,196 1,113,366

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Jones Deslauriers Insurance Management,
Inc.
(c)
8.50% , 03/15/30 .................. USD 28,791 $ 30,025,328
10.50% , 12/15/30 ................. 14,765 15,855,425
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(c)
167,782 169,700,419
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a) (b) (k)
........ 2,570 2,528,315
Ryan Specialty LLC, 4.38%, 02/01/30
(c)
.... 7,803 7,226,835
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34
(b)
EUR 1,300 1,370,864
USI, Inc., 7.50%, 01/15/32
(c)
........... USD 27,945 28,382,172
1,375,284,818
IT Services — 0.9%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
.. 26,589 23,613,632
Atos SE
(b)
0.00% , 11/06/24
(m) (n)
............... EUR 1,200 167,067
1.75% , 05/07/25
(f) (l)
................ 1,700 217,382
2.50% , 11/07/28
(f) (l)
................ 1,300 180,991
1.00% , 11/12/29
(f) (l)
................ 1,000 147,456
Banff Merger Sub, Inc., 8.38%, 09/01/26
(b)
... 1,355 1,447,582
Boost Newco Borrower LLC, 7.50%, 01/15/31
(c)
USD 61,986 64,629,836
CA Magnum Holdings, 5.38%, 10/31/26
(c)
... 28,633 27,389,254
Cablevision Lightpath LLC
(c)
3.88% , 09/15/27 .................. 14,342 12,680,512
5.63% , 09/15/28 .................. 5,738 4,626,671
Central Parent LLC, 8.00%, 06/15/29
(c)
..... 17,366 17,632,481
Engineering - Ingegneria Informatica - SpA
11.13% , 05/15/28
(b)
................ EUR 3,269 3,609,535
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(c)
USD 35,981 36,864,334
Global Switch Finance BV, 1.38%, 10/07/30
(b)
. EUR 2,080 2,021,699
Twilio, Inc.
3.63% , 03/15/29 .................. USD 6,443 5,795,401
3.88% , 03/15/31 .................. 11,940 10,501,045
United Group BV, 4.00%, 11/15/27
(b)
...... EUR 597 620,176
212,145,054
Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28
(c)
........ USD 2,008 2,080,830
Amer Sports Co., 6.75%, 02/16/31
(c)
...... 18,034 17,918,583
Mattel, Inc., 6.20%, 10/01/40 ........... 3,923 3,866,860
23,866,273
Life Sciences Tools & Services — 0.3%
(c)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 ................. 3,131 2,792,538
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 10,595 10,527,051
Star Parent, Inc., 9.00%, 10/01/30 ........ 61,464 64,530,837
77,850,426
Machinery — 1.2%
Alstom SA, (5-Year EURIBOR ICE Swap Rate +
2.93%), 5.87%
(a) (b) (k)
............... EUR 700 760,235
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
.. USD 4,195 4,125,537
ATS Corp., 4.13%, 12/15/28
(c)
.......... 4,992 4,549,154
Boels Topholding BV
(b)
6.25% , 02/15/29 .................. EUR 1,589 1,769,499
5.75% , 05/15/30 .................. 1,399 1,517,737
Chart Industries, Inc.
(c)
7.50% , 01/01/30 .................. USD 38,652 39,941,663
9.50% , 01/01/31 .................. 2,417 2,618,730
Esab Corp., 6.25%, 04/15/29
(c)
.......... 16,265 16,362,541
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(c)
..................... 8,471 6,243,679
IMA Industria Macchine Automatiche SpA
(b)
3.75% , 01/15/28 .................. EUR 303 308,476
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
7.65% , 04/15/29
(a)
............... 2,563 2,765,156
Security
Par (000)
Par (000) Value
Machinery (continued)
Loxam SAS
(b)
6.38% , 05/15/28 .................. EUR 1,768 $ 1,945,831
6.38% , 05/31/29 .................. 1,403 1,547,957
Madison IAQ LLC
(c)
4.13% , 06/30/28 .................. USD 8,489 7,917,077
5.88% , 06/30/29 .................. 24,601 22,888,743
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
2,374 2,173,582
Nova Alexandre III SAS, (3-mo. EURIBOR at
0.00% Floor + 5.25%), 9.11%, 07/15/29
(a) (b)
. EUR 1,473 1,573,566
OT Merger Corp., 7.88%, 10/15/29
(c)
...... USD 7,687 3,459,150
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
..................... 6,964 6,408,534
Terex Corp., 5.00%, 05/15/29
(c)
......... 17,945 17,027,912
TK Elevator Holdco GmbH
6.63% , 07/15/28
(b)
................. EUR 8,231 8,487,043
7.63% , 07/15/28
(c)
................. USD 23,733 23,551,972
TK Elevator Midco GmbH
4.38% , 07/15/27
(b)
................. EUR 13,573 14,010,528
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 80,300 77,836,091
Wabash National Corp., 4.50%, 10/15/28
(c)
.. 10,665 9,596,606
279,386,999
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(c)
........ 2,342 2,405,124
Media — 4.0%
Adelphia Communications Corp., Escrow,
Series B, 10.50%, 07/15/04
(d) (f) (l)
........ 800 —
Altice Financing SA
2.25% , 01/15/25
(b)
................. EUR 354 368,899
9.63% , 07/15/27
(c)
................. USD 27,198 24,921,377
3.00% , 01/15/28
(b)
................. EUR 279 231,566
5.00% , 01/15/28
(c)
................. USD 2,102 1,598,423
4.25% , 08/15/29
(b)
................. EUR 2,742 2,222,230
5.75% , 08/15/29
(c)
................. USD 50,052 36,340,606
Banijay Entertainment SASU
7.00% , 05/01/29
(b)
................. EUR 1,661 1,854,449
8.13% , 05/01/29
(c)
................. USD 4,483 4,584,768
Cable One, Inc.
0.00% , 03/15/26
(m) (n)
............... 5,319 4,654,125
1.13% , 03/15/28
(m)
................ 23,262 17,266,896
4.00% , 11/15/30
(c)
................. 2,617 1,953,197
Century Communications Corp. Escrow, 0.00%,
03/15/13
(d) (f) (l)
................... 625 —
Clear Channel Outdoor Holdings, Inc.
(c)
5.13% , 08/15/27 .................. 16,134 15,407,726
7.75% , 04/15/28 .................. 11,557 10,112,422
9.00% , 09/15/28 .................. 64,114 67,124,537
7.50% , 06/01/29 .................. 33,475 27,972,383
7.88% , 04/01/30 .................. 48,631 48,949,339
CMG Media Corp., 8.88%, 12/15/27
(c)
..... 13,409 7,647,657
CSC Holdings LLC
(c)
5.50% , 04/15/27 .................. 4,566 3,703,665
11.25% , 05/15/28 ................. 77,610 67,589,431
11.75% , 01/31/29 ................. 53,615 45,725,773
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
.. 39,807 37,441,923
DISH DBS Corp.
(c)
5.25% , 12/01/26 .................. 32,879 25,934,699
5.75% , 12/01/28 .................. 2,447 1,696,538
DISH Network Corp., 11.75%, 11/15/27
(c)
... 63,500 62,261,718
EquipmentShare.com, Inc., 8.63%, 05/15/32
(c)
5,685 5,894,902
GCI LLC, 4.75%, 10/15/28
(c)
........... 4,436 4,049,085
Gray Television, Inc.
(c)
7.00% , 05/15/27 .................. 16,108 14,830,692
10.50% , 07/15/29 ................. 23,929 24,057,731
Lamar Media Corp., 4.00%, 02/15/30 ...... 3,436 3,115,064

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(c)
..................... USD 27,864 $ 26,095,603
Midcontinent Communications, 5.38%,
08/15/27
(c)
..................... 5,978 5,738,880
Outfront Media Capital LLC
(c)
5.00% , 08/15/27 .................. 15,764 15,259,847
4.25% , 01/15/29 .................. 21,611 19,705,335
4.63% , 03/15/30 .................. 6,275 5,650,276
7.38% , 02/15/31 .................. 16,581 17,255,996
Pinewood Finco plc
(b)
3.63% , 11/15/27 .................. GBP 560 650,379
6.00% , 03/27/30 .................. 2,874 3,569,446
Radiate Holdco LLC
(c)
4.50% , 09/15/26 .................. USD 7,933 6,044,862
6.50% , 09/15/28 .................. 16,849 8,350,467
SES SA, (5-Year EUR Swap Annual + 3.19%),
2.88%
(a) (b) (k)
.................... EUR 1,464 1,476,346
Sirius XM Radio, Inc.
(c)
3.13% , 09/01/26 .................. USD 24,175 22,744,742
5.00% , 08/01/27 .................. 39,964 38,254,384
4.00% , 07/15/28 .................. 5,559 5,021,741
Stagwell Global LLC, 5.63%, 08/15/29
(c)
.... 1,543 1,425,143
Summer BidCo BV
10.00% , 02/15/29
(b)
................ EUR 892 947,223
Sunrise FinCo. I BV, 4.88%, 07/15/31
(c)
..... USD 16,905 15,349,994
Tele Columbus AG, 10.00%, 01/01/29
(a) (b)
... EUR 4,307 3,291,214
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
................ USD 7,200 6,819,636
United Group BV
(b)
3.13% , 02/15/26 .................. EUR 805 837,760
6.75% , 02/15/31 .................. 787 863,909
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
8.08% , 02/15/31
(a)
............... 1,278 1,377,228
Univision Communications, Inc.
(c)
6.63% , 06/01/27 .................. USD 26,526 25,394,441
8.00% , 08/15/28 .................. 42,451 41,399,404
8.50% , 07/31/31 .................. 28,158 27,350,980
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(b)
................ GBP 1,638 1,848,007
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
................ USD 19,420 17,280,023
VZ Secured Financing BV, 3.50%, 01/15/32
(b)
. EUR 1,737 1,625,310
VZ Vendor Financing II BV, 2.88%, 01/15/29
(b)
857 790,872
Ziggo Bond Co. BV, 5.13%, 02/28/30
(c)
..... USD 3,386 2,876,965
Ziggo BV
2.88% , 01/15/30
(b)
................. EUR 1,250 1,172,255
4.88% , 01/15/30
(c)
................. USD 2,105 1,871,363
897,851,852
Metals & Mining — 2.3%
Arsenal AIC Parent LLC
(c)
8.00% , 10/01/30 .................. 8,910 9,350,118
11.50% , 10/01/31 ................. 51,606 57,748,231
ATI, Inc.
5.88% , 12/01/27 .................. 6,041 5,960,590
4.88% , 10/01/29 .................. 7,847 7,335,193
7.25% , 08/15/30 .................. 23,800 24,567,717
5.13% , 10/01/31 .................. 17,354 16,040,847
Big River Steel LLC, 6.63%, 01/31/29
(c)
.... 64,630 64,773,867
Carpenter Technology Corp., 7.63%, 03/15/30 22,590 23,256,902
Constellium SE
4.25% , 02/15/26
(b)
................. EUR 5,607 5,968,764
5.63% , 06/15/28
(c)
................. USD 17,260 16,892,707
3.75% , 04/15/29
(c)
................. 41,739 37,841,696
Eramet SA, 6.50%, 11/30/29
(b)
.......... EUR 900 966,525
ERO Copper Corp., 6.50%, 02/15/30
(c)
..... USD 12,376 11,941,974
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
First Quantum Minerals Ltd., 9.38%, 03/01/29
(c)
USD 37,241 $ 38,963,396
Kaiser Aluminum Corp.
(c)
4.63% , 03/01/28 .................. 11,773 11,015,103
4.50% , 06/01/31 .................. 39,466 34,948,848
Mineral Resources Ltd., 9.25%, 10/01/28
(c)
.. 1,710 1,794,700
New Gold, Inc., 7.50%, 07/15/27
(c)
....... 29,930 30,121,013
Novelis Corp.
(c)
3.25% , 11/15/26 .................. 53,578 50,417,123
4.75% , 01/30/30 .................. 35,783 33,196,064
3.88% , 08/15/31 .................. 28,489 24,665,295
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(b)
EUR 13,100 13,187,678
520,954,351
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
(c)
Ladder Capital Finance Holdings LLLP
4.25% , 02/01/27 .................. USD 2,906 2,752,322
4.75% , 06/15/29 .................. 2,098 1,938,040
7.00% , 07/15/31 .................. 13,905 14,026,669
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 2,356 2,230,594
7.25% , 04/01/29 .................. 8,509 8,600,230
29,547,855
Multi-Utilities — 0.2%
(a)
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(b) (k)
................ EUR 2,050 2,176,237
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(b)
..................... GBP 1,447 1,847,437
Dominion Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................ USD 10,165 10,576,316
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.39%),
6.88% , 02/01/55 ................ 18,363 18,745,850
Engie SA, (5-Year EUR Swap Annual + 1.94%),
4.75%
(b) (k)
..................... EUR 1,200 1,276,801
34,622,641
Oil, Gas & Consumable Fuels — 5.7%
Aethon United BR LP, 8.25%, 02/15/26
(c)
.... USD 33,293 33,656,959
Antero Midstream Partners LP
(c)
5.38% , 06/15/29 .................. 10,538 10,215,085
6.63% , 02/01/32 .................. 14,601 14,732,380
Ascent Resources Utica Holdings LLC
9.00% , 11/01/27
(c)
................. 23,172 28,692,150
9.00% , 11/01/27
(b)
................. 215 266,218
8.25% , 12/31/28
(c)
................. 35,612 36,484,387
5.88% , 06/30/29
(c)
................. 5,165 5,047,589
Baytex Energy Corp., 8.50%, 04/30/30
(c)
.... 11,632 12,164,746
Buckeye Partners LP
4.13% , 03/01/25
(c)
................. 242 238,726
6.88% , 07/01/29
(c)
................. 6,012 6,034,455
5.85% , 11/15/43 .................. 4,622 3,966,525
5.60% , 10/15/44 .................. 5,428 4,277,419
CITGO Petroleum Corp.
(c)
7.00% , 06/15/25 .................. 12,750 12,746,534
8.38% , 01/15/29 .................. 30,613 31,553,211
Civitas Resources, Inc.
(c)
8.38% , 07/01/28 .................. 23,698 24,831,452
8.63% , 11/01/30 .................. 15,630 16,758,798
8.75% , 07/01/31 .................. 43,819 46,927,958
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
6,060 5,461,052
CNX Resources Corp., 7.38%, 01/15/31
(c)
... 5,764 5,893,206
Comstock Resources, Inc.
(c)
6.75% , 03/01/29 .................. 31,153 30,125,871

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.88% , 01/15/30 .................. USD 35,921 $ 33,425,202
CQP Holdco LP, 5.50%, 06/15/31
(c)
....... 53,763 50,963,340
Crescent Energy Finance LLC
(c)
7.63% , 04/01/32 .................. 25,399 25,886,432
7.38% , 01/15/33 .................. 23,753 23,804,213
Diamond Foreign Asset Co., 8.50%, 10/01/30
(c)
12,295 12,905,631
DT Midstream, Inc.
(c)
4.13% , 06/15/29 .................. 12,216 11,285,703
4.38% , 06/15/31 .................. 11,138 10,144,752
Enbridge, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ..................... 9,655 9,713,125
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ..................... 13,702 13,729,404
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50% ,
01/15/84 ..................... 11,795 12,715,388
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(c)
................ 13,787 14,375,594
Energy Transfer LP
(a)
Series B , (3-mo. LIBOR USD + 4.16%),
6.63%
(k)
...................... 7,217 7,003,594
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ..................... 33,474 35,013,503
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ..................... 19,407 19,146,659
EnQuest plc, 11.63%, 11/01/27
(c)
........ 718 729,403
EQM Midstream Partners LP
(c)
4.50% , 01/15/29 .................. 1,431 1,350,458
6.38% , 04/01/29 .................. 20,041 20,243,554
7.50% , 06/01/30 .................. 4,802 5,124,632
4.75% , 01/15/31 .................. 10,271 9,603,845
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(c)
..................... 8,178 8,658,596
Genesis Energy LP
8.00% , 01/15/27 .................. 922 942,707
7.75% , 02/01/28 .................. 7,932 8,016,214
8.25% , 01/15/29 .................. 20,112 20,762,405
8.88% , 04/15/30 .................. 7,132 7,502,301
7.88% , 05/15/32 .................. 22,440 22,653,874
Harvest Midstream I LP, 7.50%, 05/15/32
(c)
.. 13,220 13,422,874
Hess Midstream Operations LP, 6.50%,
06/01/29
(c)
..................... 15,805 16,022,514
Hilcorp Energy I LP
(c)
6.25% , 11/01/28 .................. 6,691 6,608,331
5.75% , 02/01/29 .................. 13,963 13,511,550
6.00% , 04/15/30 .................. 1,223 1,181,355
8.38% , 11/01/33 .................. 40,526 43,190,868
6.88% , 05/15/34 .................. 20,686 20,462,298
ITT Holdings LLC, 6.50%, 08/01/29
(c)
...... 18,902 17,125,322
Kinetik Holdings LP
(c)
6.63% , 12/15/28 .................. 1,551 1,575,751
5.88% , 06/15/30 .................. 4,574 4,507,268
Matador Resources Co.
(c)
6.88% , 04/15/28 .................. 10,259 10,413,264
6.50% , 04/15/32 .................. 13,594 13,595,006
Murphy Oil Corp., 5.88%, 12/01/42
(e)
...... 1,714 1,519,950
New Fortress Energy, Inc.
(c)
6.75% , 09/15/25 .................. 6,841 6,640,864
8.75% , 03/15/29 .................. 35,494 32,401,330
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Northern Oil & Gas, Inc.
(c)
8.13% , 03/01/28 .................. USD 58,705 $ 59,367,486
8.75% , 06/15/31 .................. 15,367 16,124,347
PBF Holding Co. LLC, 7.88%, 09/15/30
(c)
... 9,325 9,546,245
Permian Resources Operating LLC, 8.00%,
04/15/27
(c)
..................... 14,732 15,062,586
Prairie Acquiror LP, 9.00%, 08/01/29
(c)
..... 11,743 12,102,829
Repsol International Finance BV
(a)(b)(k)
(5-Year EUR Swap Annual + 4.00%), 3.75% EUR 150 158,406
(5-Year EUR Swap Annual + 4.41%), 4.25% 2,310 2,432,481
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
.. USD 13,243 12,396,141
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
..................... 239 224,993
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(c)
... 12,444 12,560,329
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(c)
................ 21,837 22,578,825
SM Energy Co., 6.50%, 07/15/28 ........ 1,835 1,819,219
Southwestern Energy Co.
5.38% , 02/01/29 .................. 15,066 14,644,274
4.75% , 02/01/32 .................. 40 36,797
Tallgrass Energy Partners LP
(c)
6.00% , 03/01/27 .................. 2,844 2,803,033
5.50% , 01/15/28 .................. 4,306 4,119,715
7.38% , 02/15/29 .................. 27,515 27,649,466
6.00% , 12/31/30 .................. 849 791,013
6.00% , 09/01/31 .................. 6,147 5,744,662
Talos Production, Inc.
(c)
9.00% , 02/01/29 .................. 11,492 12,061,360
9.38% , 02/01/31 .................. 9,596 10,131,550
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (b)
..... EUR 1,244 1,445,504
Venture Global Calcasieu Pass LLC
(c)
3.88% , 08/15/29 .................. USD 31,947 29,095,408
4.13% , 08/15/31 .................. 1,360 1,220,417
3.88% , 11/01/33 .................. 32,443 27,644,894
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
... 7,400 7,272,926
Vital Energy, Inc.
9.75% , 10/15/30 .................. 19,552 21,348,614
7.88% , 04/15/32
(c)
................. 34,143 34,709,432
1,283,046,747
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy
3.63% , 02/04/28
(b)
................. EUR 1,145 1,159,083
4.88% , 02/04/28
(c)
................. USD 2,177 2,032,501
Fiber Bidco SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.91% , 01/15/30
(a)
............... EUR 1,561 1,688,484
6.13% , 06/15/31 .................. 1,293 1,370,891
ProGroup AG
(b)
5.13% , 04/15/29 .................. 984 1,056,581
5.38% , 04/15/31 .................. 1,265 1,344,998
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(b)
..................... 922 997,290
9,649,828
Passenger Airlines — 0.4%
Air Canada, 3.88%, 08/15/26
(c)
.......... USD 12,161 11,567,446
Air France-KLM, 4.63%, 05/23/29
(b)
....... EUR 700 738,277
American Airlines, Inc.
(c)
5.75% , 04/20/29 .................. USD 10,615 10,327,157
8.50% , 05/15/29 .................. 25,048 26,024,045
International Consolidated Airlines Group SA,
3.75%, 03/25/29
(b)
................ EUR 800 841,662
United Airlines, Inc.
(c)
4.38% , 04/15/26 .................. USD 15,478 14,951,861

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
4.63% , 04/15/29 .................. USD 28,506 $ 26,547,926
90,998,374
Personal Care Products — 0.1%
(c)
Coty, Inc.
4.75% , 01/15/29 .................. 1,042 990,345
6.63% , 07/15/30 .................. 8,356 8,479,652
Prestige Brands, Inc., 3.75%, 04/01/31 ..... 3,457 3,008,841
12,478,838
Pharmaceuticals — 1.0%
1375209 BC Ltd., 9.00%, 01/30/28
(c)
...... 15,861 15,251,565
Bausch Health Cos., Inc., 11.00%, 09/30/28
(c)
. 5,957 5,301,730
Bayer AG
(a)(b)
(5-Year EUR Swap Annual + 3.75%),
4.50% , 03/25/82 ................ EUR 2,700 2,781,194
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 .......... 800 865,783
(5-Year EUR Swap Annual + 3.90%),
7.00% , 09/25/83 ................ 1,200 1,323,345
Catalent Pharma Solutions, Inc.
5.00% , 07/15/27
(c)
................. USD 21,493 21,075,107
2.38% , 03/01/28
(b)
................. EUR 1,284 1,314,358
3.13% , 02/15/29
(c)
................. USD 22,632 21,660,684
3.50% , 04/01/30
(c)
................. 16,673 15,960,855
Cheplapharm Arzneimittel GmbH
5.50% , 01/15/28
(c)
................. 7,663 7,088,977
7.50% , 05/15/30
(b)
................. EUR 1,947 2,180,823
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(c)
USD 19,172 19,785,063
Gruenenthal GmbH, 6.75%, 05/15/30
(b)
..... EUR 1,420 1,596,862
Jazz Securities DAC, 4.38%, 01/15/29
(c)
.... USD 10,381 9,637,291
Organon & Co.
2.88% , 04/30/28
(b)
................. EUR 1,521 1,531,425
4.13% , 04/30/28
(c)
................. USD 14,929 13,864,507
7.88% , 05/15/34
(c)
................. 13,823 14,203,180
Rossini SARL, 6.75%, 10/30/25
(b)
........ EUR 300 321,711
Teva Pharmaceutical Finance Netherlands II BV
3.75% , 05/09/27 .................. 551 574,609
7.38% , 09/15/29 .................. 2,834 3,358,308
4.38% , 05/09/30 .................. 1,652 1,708,048
7.88% , 09/15/31 .................. 748 921,231
Teva Pharmaceutical Finance Netherlands III
BV
3.15% , 10/01/26 .................. USD 37,443 35,196,420
4.75% , 05/09/27 .................. 7,159 6,903,961
7.88% , 09/15/29 .................. 8,641 9,286,375
8.13% , 09/15/31 .................. 10,330 11,456,615
225,150,027
Professional Services — 0.5%
CoreLogic, Inc., 4.50%, 05/01/28
(c)
....... 57,820 52,465,758
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(c)
..................... 26,775 24,869,404
KBR, Inc., 4.75%, 09/30/28
(c)
........... 19,277 17,927,610
La Financiere Atalian SASU, 8.50%, (8.50%
Cash or 5.00% PIK), 06/30/28
(b) (j)
....... EUR 1,878 1,181,372
Science Applications International Corp.,
4.88%, 04/01/28
(c)
................ USD 6,205 5,921,557
102,365,701
Real Estate Management & Development — 0.3%
ADLER Group SA, 21.00%, (21.00% Cash or
21.00% PIK), 07/31/25
(b) (j) (n)
.......... EUR 1,100 1,194,683
ADLER Real Estate AG, 3.00%, 04/27/26
(b)
.. 100 96,372
Anywhere Real Estate Group LLC, 7.00%,
04/15/30
(c)
..................... USD 28,080 22,960,807
Aroundtown SA
(b)
0.00% , 07/16/26 .................. EUR 500 482,597
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
0.38% , 04/15/27 .................. EUR 1,000 $ 928,354
BRANICKS Group AG, 2.25%, 09/22/26
(b)
... 1,100 474,163
Cushman & Wakefield US Borrower LLC
(c)
6.75% , 05/15/28 .................. USD 14,203 14,098,287
8.88% , 09/01/31 .................. 16,760 17,632,274
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(b)
................ EUR 2,000 1,766,489
Fastighets AB Balder, 1.13%, 01/29/27
(b)
.... 549 532,848
Heimstaden Bostad AB
(b)
1.13% , 01/21/26 .................. 300 292,744
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a) (k)
..................... 5,725 3,786,009
Heimstaden Bostad Treasury BV
(b)
0.63% , 07/24/25 .................. 305 304,418
1.38% , 03/03/27 .................. 250 232,164
1.00% , 04/13/28 .................. 574 501,285
Howard Hughes Corp. (The)
(c)
4.13% , 02/01/29 .................. USD 6,258 5,596,425
4.38% , 02/01/31 .................. 7,175 6,178,060
SBB Treasury OYJ
(b)
0.75% , 12/14/28 .................. EUR 1,730 1,192,240
1.13% , 11/26/29 .................. 595 401,446
78,651,665
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
..................... USD 6,150 5,723,568
Semiconductors & Semiconductor Equipment — 0.3%
ams-OSRAM AG
(b)
0.00% , 03/05/25
(m) (n)
............... EUR 1,200 1,211,757
2.13% , 11/03/27
(m)
................. 900 759,036
10.50% , 03/30/29 ................. 1,571 1,760,276
Entegris, Inc., 4.75%, 04/15/29
(c)
........ USD 51,965 49,717,898
MKS Instruments, Inc., 1.25%, 06/01/30
(c) (m)
.. 15,471 16,471,769
Synaptics, Inc., 4.00%, 06/15/29
(c)
........ 6,441 5,836,288
75,757,024
Software — 4.6%
Boxer Parent Co., Inc.
6.50% , 10/02/25
(b)
................. EUR 3,098 3,317,803
7.13% , 10/02/25
(c)
................. USD 5,098 5,101,854
9.13% , 03/01/26
(c)
................. 46,832 46,868,388
Camelot Finance SA, 4.50%, 11/01/26
(c)
.... 8,652 8,363,995
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
.. 27,499 28,398,190
Central Parent, Inc., 7.25%, 06/15/29
(c)
..... 32,900 32,737,421
Clarivate Science Holdings Corp.
(c)
3.88% , 07/01/28 .................. 72,485 67,322,394
4.88% , 07/01/29 .................. 48,494 45,005,453
Cloud Software Group, Inc.
(c)
6.50% , 03/31/29 .................. 162,008 155,578,664
9.00% , 09/30/29 .................. 91,676 88,945,925
8.25% , 06/30/32 .................. 117,345 119,603,422
Dye & Durham Ltd., 8.63%, 04/15/29
(c)
..... 7,140 7,242,959
Elastic NV, 4.13%, 07/15/29
(c)
.......... 17,109 15,621,581
Fair Isaac Corp., 4.00%, 06/15/28
(c)
....... 15,568 14,562,318
Helios Software Holdings, Inc.
4.63% , 05/01/28
(c)
................. 208 185,724
7.88% , 05/01/29
(b)
................. EUR 2,744 2,941,696
8.75% , 05/01/29
(c)
................. USD 9,366 9,536,585
ION Trading Technologies SARL, 9.50%,
05/30/29
(c)
..................... 6,263 6,379,179
McAfee Corp., 7.38%, 02/15/30
(c)
........ 31,459 29,063,485
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
..... 27,043 26,211,644
PTC, Inc., 4.00%, 02/15/28
(c)
........... 725 682,387
Sabre GLBL, Inc.
(c)
8.63% , 06/01/27 .................. 18,809 17,328,085

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
11.25% , 12/15/27 ................. USD 1,580 $ 1,535,887
SS&C Technologies, Inc.
(c)
5.50% , 09/30/27 .................. 49,199 48,446,546
6.50% , 06/01/32 .................. 43,281 43,657,396
UKG, Inc., 6.88%, 02/01/31
(c)
........... 172,787 174,952,021
Veritas US, Inc., 7.50%, 09/01/25
(c)
....... 7,753 6,704,296
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
38,081 34,578,150
1,040,873,448
Specialized REITs — 0.5%
Iron Mountain, Inc.
(c)
7.00% , 02/15/29 .................. 35,444 36,067,496
5.63% , 07/15/32 .................. 2,216 2,104,234
SBA Communications Corp.
3.88% , 02/15/27 .................. 36,936 35,201,053
3.13% , 02/01/29 .................. 35,017 31,219,319
104,592,102
Specialty Retail — 1.3%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 2,114 2,002,946
4.75% , 03/01/30 .................. 412 381,781
5.00% , 02/15/32
(c)
................. 3,764 3,410,213
Carvana Co.
(c)(j)
13.00% , ( 13.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 14,478 15,691,720
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 40,799 45,409,508
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(b)
.. GBP 1,682 2,153,325
Constellation Automotive Financing plc, 4.88%,
07/15/27
(b)
..................... 943 1,001,357
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(c)
USD 13,321 13,774,873
eG Global Finance plc, 12.00%, 11/30/28
(c)
.. 22,530 23,987,195
Goldstory SAS
(b)
6.75% , 02/01/30 .................. EUR 1,096 1,188,433
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.84% , 02/01/30
(a)
............... 723 778,169
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
... USD 23,549 21,793,114
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
5,880 5,449,714
Penske Automotive Group, Inc., 3.50%,
09/01/25 ...................... 2,858 2,782,228
PetSmart, Inc.
(c)
4.75% , 02/15/28 .................. 1,438 1,335,725
7.75% , 02/15/29 .................. 24,823 24,174,335
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
................ 4,541 4,461,661
Staples, Inc., 10.75%, 09/01/29
(c)
........ 14,011 13,315,029
Velocity Vehicle Group LLC, 8.00%, 06/01/29
(c)
8,012 8,240,743
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
... 80,915 78,074,163
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c) (j)
............ 26,486 26,486,609
295,892,841
Technology Hardware, Storage & Peripherals — 0.2%
Seagate HDD Cayman
(c)
8.25% , 12/15/29 .................. 15,655 16,789,988
8.50% , 07/15/31 .................. 21,928 23,616,982
40,406,970
Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc.
(c)
4.25% , 03/15/29 .................. 2,513 2,290,542
4.13% , 08/15/31 .................. 3,874 3,373,034
European TopSoho SARL, Series SMCP,
4.00%, 10/14/24
(b) (f) (l) (m)
............. EUR 2,700 673,301
Hanesbrands, Inc.
(c)
4.88% , 05/15/26 .................. USD 10,450 10,223,256
9.00% , 02/15/31 .................. 962 1,007,927
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
Kontoor Brands, Inc., 4.13%, 11/15/29
(c)
.... USD 5,546 $ 5,020,516
Levi Strauss & Co., 3.50%, 03/01/31
(c)
..... 17,527 15,162,092
37,750,668
Trading Companies & Distributors — 1.3%
(c)
Beacon Roofing Supply, Inc.
4.13% , 05/15/29 .................. 3,270 2,978,898
6.50% , 08/01/30 .................. 10,350 10,443,233
Fortress Transportation & Infrastructure
Investors LLC
5.50% , 05/01/28 .................. 39,130 37,938,327
7.88% , 12/01/30 .................. 46,047 48,171,102
7.00% , 05/01/31 .................. 61,618 62,952,523
7.00% , 06/15/32 .................. 39,190 39,744,396
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 4,138 3,672,250
H&E Equipment Services, Inc., 3.88%, 12/15/28 1,225 1,105,279
Herc Holdings, Inc.
5.50% , 07/15/27 .................. 25,012 24,620,582
6.63% , 06/15/29 .................. 17,134 17,374,266
Imola Merger Corp., 4.75%, 05/15/29 ...... 12,837 12,000,563
United Rentals North America, Inc., 6.13%,
03/15/34 ...................... 10,901 10,861,241
WESCO Distribution, Inc.
6.38% , 03/15/29 .................. 10,783 10,821,959
6.63% , 03/15/32 .................. 11,734 11,857,512
294,542,131
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV
(a)(b)(k)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 600 624,899
(5-Year EUR Swap Annual + 3.69%), 3.25% 1,800 1,874,698
Fraport AG Frankfurt Airport Services
Worldwide, 4.25%, 06/11/32
(b)
......... 1,078 1,163,547
Rand Parent LLC, 8.50%, 02/15/30
(c)
...... USD 1,710 1,731,223
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 8.65%, 04/22/30
(a)
...... EUR 2,275 2,460,727
Stena International SA
(c)
7.25% , 01/15/31 .................. USD 2,325 2,376,571
7.63% , 02/15/31 .................. 1,028 1,052,183
11,283,848
Wireless Telecommunication Services — 0.5%
Cellnex Finance Co. SA
(b)
2.00% , 09/15/32 .................. EUR 800 736,139
2.00% , 02/15/33 .................. 1,500 1,361,734
CK Hutchison Group Telecom Finance SA,
2.63%, 10/17/34
(b)
................ GBP 1,835 1,690,847
Connect Finco SARL, 6.75%, 10/01/26
(c)
.... USD 38,780 37,428,560
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(c)
............... 7,063 7,491,194
SoftBank Group Corp.
(b)
2.13% , 07/06/24 .................. EUR 2,741 2,932,891
4.50% , 04/20/25 .................. 1,755 1,877,168
3.13% , 09/19/25 .................. 1,548 1,620,529
2.88% , 01/06/27 .................. 244 247,325
5.00% , 04/15/28 .................. 389 412,697
5.38% , 01/08/29 .................. 1,982 2,122,623
3.38% , 07/06/29 .................. 300 295,582
4.00% , 09/19/29 .................. 1,814 1,829,444
3.88% , 07/06/32 .................. 2,205 2,113,493
5.75% , 07/08/32 .................. 1,974 2,114,055
Telefonica Europe BV
(a)(b)(k)
(6-Year EUR Swap Annual + 4.32%), 7.13% 1,900 2,207,316
(7-Year EUR Swap Annual + 3.35%), 6.14% 4,600 5,160,038
(8-Year EUR Swap Annual + 3.62%), 6.75% 400 464,775
(EUAMDB08 + 3.12%), 5.75% ........ 3,400 3,724,097

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(b)
................. GBP 1,463 $ 1,598,788
4.25% , 01/31/31
(c)
................. USD 235 195,021
4.50% , 07/15/31
(b)
................. GBP 3,225 3,362,277
4.75% , 07/15/31
(c)
................. USD 13,154 11,093,761
Vodafone Group plc
(a)(b)
(5-Year EUR Swap Annual + 3.43%),
4.20% , 10/03/78 ................ EUR 1,200 1,264,672
(5-Year GBP Swap + 3.27%), 4.88% ,
10/03/78 ..................... GBP 2,583 3,209,662
(5-Year EUR Swap Annual + 3.00%),
2.63% , 08/27/80 ................ EUR 1,400 1,441,327
Series 60NC10 , (5-Year EUR Swap Annual
+ 3.48%), 3.00% , 08/27/80 ......... 1,300 1,257,829
(5-Year EUR Swap Annual + 3.49%),
6.50% , 08/30/84 ................ 600 689,960
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00% ,
08/30/86 ..................... GBP 2,219 3,006,989
WP/AP Telecom Holdings III BV, 5.50%,
01/15/30
(b)
..................... EUR 1,782 1,765,300
104,716,093
Total Corporate Bonds — 81 .9%
(Cost: $ 18,362,439,117 ) ............................ 18,392,590,417
Fixed Rate Loan Interests
Construction & Engineering — 0.1%
K. Hovnanian Enterprises, Inc., Term Loan ,
01/31/28
(d) (o)
..................... USD 23,135 22,787,975
Health Care Technology — 0.7%
Cotiviti, Inc., Term Loan , 7.63% -
7.63%
,
05/01/31 .................. 164,462 163,503,187
Media — 0.3%
Clear Channel International BV, Term Loan ,
7.50%
,
08/12/27
(d)
................. 63,325 61,583,562
Total Fixed Rate Loan Interests — 1 .1%
(Cost: $ 249,548,418 ) .............................. 247,874,724
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.86%
,
05/25/28 ............ 11,441 8,320,228
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.86%
,
05/25/28 ............ 2,328 1,692,766
Bleriot US Bidco, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
10/30/28 .................. 7,005 7,033,331
Dynasty Acquisition Co., Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
08/24/28 ............ 5,454 5,470,340
Dynasty Acquisition Co., Inc., Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
08/24/28 ............ 2,103 2,109,222
Ovation Parent, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 3.50%),
8.83%
,
04/21/31 .................. 8,112 8,152,560
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.19%
,
02/01/28 .................. 14,275 14,268,742
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.18%
,
02/01/29 ................. USD 34,094 $ 34,178,800
81,225,989
Air Freight & Logistics — 0.0%
GN Loanco LLC, Term Loan B , (3-mo. CME
Term SOFR at 0.75% Floor + 4.50%),
9.83%
,
12/19/30
(a)
................. 11,397 10,598,780
Automobile Components — 0.2%
(a)
Champions Holdco, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.08%
,
02/23/29 ................. 14,992 15,048,220
Gates Corp., Term Loan B5 , 06/04/31
(o)
..... 12,054 12,061,481
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.43%
,
11/17/28 ................. 7,844 7,513,454
34,623,155
Broadline Retail — 0.2%
StubHub Holdco Sub LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.09%
,
03/15/30
(a)
................ 35,992 35,935,993
Building Products — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
11/03/28 .................. 9,965 9,985,752
Cornerstone Building Brands, Inc., Term Loan
C , (1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.83%
,
05/15/31 ............ 4,726 4,686,633
14,672,385
Capital Markets — 0.1%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.84%
,
04/30/31 .................. 7,807 7,797,241
Grant Thornton Advisors LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.60%
,
06/02/31 ............ 18,121 18,166,484
OVG Business Services LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.35% - 8.35%
,
06/25/31 ....... 5,703 5,685,207
31,648,932
Chemicals — 0.4%
(a)
Aruba Investments Holdings LLC, 2nd Lien
Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 7.75%), 13.19%
,
11/24/28 .. 5,230 4,965,885
Chemours Co. (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
08/18/28 .................. 12,085 12,024,473
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.38%), 9.69%
,
10/04/29 ............ 32,977 32,889,706
Herens Holdco SARL, Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.36%
,
07/03/28 ............ 10,274 9,944,351
Momentive Performance Materials, Inc., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 9.84%
,
03/29/28
(d)
...... 21,413 21,359,796
Nouryon Finance BV, Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.83%
,
04/03/28 .................. 2,460 2,464,062

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Nouryon Finance BV, Term Loan B2 , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.82%
,
04/03/28
(d)
................. USD 794 $ 795,985
Olympus Water US Holding Corp., Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.85%
,
06/20/31 ............ 91 91,038
84,535,296
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.19%
,
05/12/28 .................. 22,237 22,141,662
GFL Environmental Inc., Term Loan B ,
07/03/31
(d) (o)
..................... 7,151 7,151,000
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.84%
,
12/15/28 ....... 9,254 6,099,897
TruGreen LP, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 8.50%),
14.09%
,
11/02/28 ................. 2,730 2,088,286
37,480,845
Communications Equipment — 0.0%
ViaSat, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.94%
,
05/30/30
(a)
................. 11,516 10,225,013
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., Term Loan C ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 0.00%
,
08/01/30
(a)
.. 53,754 53,903,710
Construction Materials — 0.1%
White Cap Supply Holdings, LLC, Term Loan C ,
10/19/29
(a) (o)
..................... 12,984 13,000,812
Consumer Staples Distribution & Retail — 0.0%
BCPE Empire Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.34%
,
12/11/28
(a)
...... 7,948 7,944,106
Containers & Packaging — 0.1%
(a)
Mauser Packaging Solutions Holding Co., Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.84%
,
04/15/27 ....... 9,077 9,081,942
Trident TPI Holdings, Inc., Term Loan B3 ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.33%
,
09/30/24 ............ 6,288 6,295,312
15,377,254
Diversified Consumer Services — 0.4%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
12/11/28 ............. 11,373 11,356,807
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 11.19%
,
12/10/29 ............ 8,164 7,963,982
PG Polaris Bidco SARL, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.84% - 8.83%
,
03/26/31 ............ 12,814 12,883,452
Wand Newco 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.09%
,
01/30/31 ............ 49,100 49,398,037
81,602,278
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.2%
(a)
Frontier Communications Holdings LLC, Term
Loan , 06/20/31
(d) (o)
................. USD 4,717 $ 4,705,207
Frontier Communications Holdings LLC, Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.21%
,
10/08/27 ....... 3,870 3,862,846
Level 3 Financing, Inc., Term Loan B1 , (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.90%
,
04/15/29 ................. 3,687 3,605,095
Level 3 Financing, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.90%
,
04/15/30 ................. 3,715 3,612,377
Lumen Technologies, Inc., Term Loan ,
12/31/30
(o)
...................... 3,346 2,754,634
Lumen Technologies, Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.81%
,
04/15/29 ............ 2,899 1,989,685
Lumen Technologies, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.81%
,
04/15/30 ............ 2,964 1,976,881
Radiate Holdco LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.71%
,
09/25/26 .................. 5,776 4,665,277
Windstream Services LLC, Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor + 6.25%),
11.69%
,
09/21/27 ................. 7,861 7,848,048
Zayo Group Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.46%
,
03/09/27 .................. 1,040 902,661
35,922,711
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.44%
,
06/30/27
(a) (d)
................ 758 359,939
Entertainment — 0.1%
(a)
City Football Group Ltd., Term Loan ,
(3-mo. CME Term SOFR + 3.00%),
0.00%
,
07/26/24 .................. 12,747 12,694,781
Motion Acquisition Ltd., Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84% - 8.83%
,
11/12/29 ....... 11,332 11,328,684
24,023,465
Financial Services — 0.2%
(a)
APi Group DE, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
01/03/29 .................. 2,663 2,659,899
CPI Holdco B LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
05/17/31 .................. 12,823 12,802,996
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.09%
,
04/09/27 ....... 1,118 1,116,828
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.35%
,
04/07/28 ...... 16,090 16,049,775
Sotera Health Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
05/30/31 .................. 11,851 11,811,536
44,441,034

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products — 0.1%
Chobani LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.75%),
9.08%
,
10/25/27
(a)
................. USD 13,955 $ 14,007,206
Gas Utilities — 0.0%
NGL Energy Operating LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.84%
,
02/03/31
(a)
................. 10,794 10,818,989
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34% - 7.33%
,
04/10/31
(a)
........... 28,551 28,511,600
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., Term Loan
(a)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.69% , 05/10/27 .......... 33,016 32,636,590
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.34% , 09/29/28 .......... 12,165 12,127,117
44,763,707
Health Care Providers & Services — 0.4%
(a)
CNT Holding I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.83%
,
11/08/27 ............. 13,137 13,158,924
Concentra Health Services, Inc., Term Loan B ,
06/26/31
(d) (o)
..................... 2,660 2,666,650
Ensemble RCM LLC, Term Loan B , 08/01/29
(o)
11,816 11,767,820
LifePoint Health, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 10.06% , 11/16/28 .......... 6,103 6,131,999
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.33% , 05/17/31 .......... 12,155 12,166,426
Medline Borrower LP, Term Loan , 10/23/28
(o)
. 31,882 31,882,000
Quorum Health Corp., Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor + 8.25%),
13.65%
,
04/29/25
(d)
................ 14,186 10,497,556
Surgery Center Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
0.00%
,
12/19/30 .................. 5,948 5,957,113
94,228,488
Health Care Technology — 0.6%
(a)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
02/15/29 .................. 94,721 94,307,008
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.44% - 9.43%
,
10/01/27 ....... 28,968 28,014,455
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.59%
,
06/02/28 .................. 14,213 14,199,468
136,520,931
Hotels, Restaurants & Leisure — 0.2%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B6 , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.09%
,
09/20/30 ........... 14,014 13,963,690
Cedar Fair LP, Term Loan B , 05/01/31
(o)
..... 8,251 8,225,257
Entain plc, Facility Term Loan B3 , (6-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.01%
,
10/31/29 .................. 11,928 11,938,500
34,127,447
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
(a)
Hunter Douglas Holding BV, Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%
,
02/26/29 ............ USD 10,982 $ 10,875,708
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.46%
,
10/06/28 ............ 24,818 21,191,378
32,067,086
Industrial Conglomerates — 0.1%
(a)
Chromalloy Corp., Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.75%),
9.08%
,
03/27/31 .................. 19,173 19,196,966
EMRLD Borrower LP, Term Loan B , 06/18/31
(o)
7,617 7,607,479
26,804,445
Insurance — 0.6%
(a)
AssuredPartners, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
02/14/31 .................. 20,843 20,884,657
Truist Insurance Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.59%
,
05/06/31 ....... 32,942 32,971,318
Truist Insurance Holdings, LLC, Second Lien
Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 4.75%), 10.09%
,
05/06/32 .. 79,598 81,024,396
134,880,371
IT Services — 0.5%
(a)
Central Parent LLC, 1st Lien Term Loan ,
07/06/29
(o)
...................... 7,134 7,026,310
Fortress Intermediate 3, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
9.10%
,
06/27/31
(d)
................. 41,999 41,999,000
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.59%
,
06/17/31 ............ 17,375 17,201,250
Modena Buyer LLC, Term Loan , 07/01/31
(o)
.. 21,793 21,241,419
Project Alpha Intermediate Holding, Inc., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.07%
,
10/28/30 ....... 10,803 10,828,067
Sedgwick Claims Management Services, Inc.,
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 0.00%
,
02/24/28 .. 5,268 5,267,017
103,563,063
Life Sciences Tools & Services — 0.1%
(a)
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.71%
,
11/15/28 ............. 5,814 5,823,330
Star Parent, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.75%),
9.09%
,
09/27/30 .................. 22,521 22,488,097
28,311,427
Machinery — 0.6%
(a)
Husky Injection Molding Systems Ltd., Term
Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 5.00%), 10.33%
,
02/15/29 ...... 58,688 58,785,644
Indicor LLC, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
11/22/29 .................. 4,067 4,082,534
SPX Flow, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
04/05/29 .................. 16,232 16,318,313

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
TK Elevator Midco GmbH, Facility Term Loan
B2 , (6-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.79%
,
04/30/30 ........... USD 53,115 $ 53,352,956
WEC US Holdings Ltd., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
01/27/31 .................. 8,645 8,646,902
141,186,349
Media — 0.4%
(a)
AVSC Holding Corp., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
7.25%), 12.71%
,
09/01/25 ............ 7,771 7,620,491
Clear Channel Outdoor Holdings, Inc., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.46%
,
08/21/28 ....... 29,585 29,584,792
CSC Holdings LLC, Term Loan
(1-mo. LIBOR USD at 0.00% Floor + 2.50%),
7.94% , 04/15/27 ................ 12,724 10,545,311
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 9.83% , 01/18/28 .......... 13,343 12,799,925
DirecTV Financing LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 5.25%),
10.71%
,
08/02/29 ................. 5,881 5,847,168
Gray Television, Inc., Term Loan F , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.59%
,
01/01/38 ................. 8,763 8,313,896
Promotora de Informaciones SA, Facility Term
Loan B , (3-mo. EURIBOR at 0.00% Floor +
5.22%), 9.12%
,
12/31/26 ............ EUR 307 325,595
Univision Communications, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.96%
,
01/31/29 ....... USD 4,586 4,530,480
79,567,658
Metals & Mining — 0.0%
CD&R Hydra Buyer, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.44%
,
03/25/31
(a)
................. 8,622 8,635,341
Oil, Gas & Consumable Fuels — 0.2%
(a)
Freeport LNG investments LLLP, Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.09%
,
12/21/28 ............ 6,164 6,154,075
M6 ETX Holdings II Midco LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94%
,
09/19/29 ............ 3,141 3,150,319
New Fortress Energy Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.33%
,
10/30/28 ................. 39,235 38,113,622
47,418,016
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.34%
,
04/20/28
(a)
................ 20,430 21,079,516
Personal Care Products — 0.0%
KDC/ONE Development Corp., Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 9.84%
,
08/15/28
(a)
........... 11,526 11,542,941
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.3%
(a)
Amneal Pharmaceuticals LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.84%
,
05/04/28 ............ USD 3,957 $ 3,974,793
Bausch Health Cos., Inc., Term Loan ,
02/01/27
(o)
...................... 27,509 25,007,583
Endo Finance Holdings, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.83%
,
04/23/31 .................. 27,749 27,697,110
Organon & Co., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
05/19/31 .................. 4,850 4,850,416
61,529,902
Professional Services — 0.2%
(a)
Chrysaor Bidco SARL, Delayed Draw Term
Loan , 05/14/31
(o)
.................. 302 302,674
Chrysaor Bidco SARL, Term Loan B , 05/14/31
(o)
4,080 4,092,676
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
06/02/28 .................. 12,253 12,051,204
CoreLogic, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.50%),
11.96%
,
06/04/29 ................. 15,642 15,251,115
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.08%
,
04/29/29 ............ 9,402 7,591,847
39,289,516
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.09%
,
01/31/30
(a) (d)
..... 4,791 4,815,366
Software — 1.7%
(a)
Applied Systems, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.25%), 10.59%
,
02/23/32 ............ 11,878 12,264,035
Boxer Parent Co., Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
12/29/28 .................. 19,488 19,505,396
Cast & Crew LLC, Facility 1st Lien Term Loan ,
12/29/28
(o)
...................... 9,341 9,340,202
Cloud Software Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.84% - 9.83%
,
03/21/31 . 23,500 23,547,705
Cloud Software Group, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.34% - 9.33%
,
03/30/29 ............ 12,498 12,478,950
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.44%
,
10/08/29 ................. 23,214 22,952,872
Delta Topco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.85%
,
11/30/29 .................. 18,243 18,227,858
Delta Topco, Inc., 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.60%
,
11/29/30 ................. 3,674 3,718,088
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
10/09/29 ............ 16,114 16,174,752
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
8.00%), 13.44%
,
10/09/28 ............ 38,849 38,897,969

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Genesys Cloud Services Holdings I LLC, Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.21%
,
12/01/27 ....... USD 12,113 $ 12,188,347
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
03/01/29 .................. 14,027 13,994,132
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
05/03/28 .................. 43,921 43,847,944
MH Sub I LLC, 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
11.59%
,
02/23/29 ................. 4,143 4,115,159
Planview Parent, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR + 6.00%),
0.00%
,
12/17/28 .................. 12,330 12,299,526
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.34%
,
08/31/28 .................. 9,355 9,358,125
RealPage, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.50%),
11.96%
,
04/23/29 ................. 51,502 50,085,489
Sabre GLBL, Inc., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
12/17/27 .................. 3,436 3,078,996
Sabre GLBL, Inc., Term Loan B2 , (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.96%
,
12/17/27 .................. 5,416 4,853,260
SS&C Technologies Holdings, Inc., Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.34%
,
05/09/31 ........... 21,661 21,684,870
UKG, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
02/10/31 .................. 21,698 21,768,519
VS Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
04/12/31 .................. 7,174 7,182,807
381,565,001
Specialty Retail — 0.1%
PetSmart LLC, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.19%
,
02/11/28
(a)
................. 13,619 13,562,242
Trading Companies & Distributors — 0.0%
(a)
Foundation Building Materials, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.33%
,
01/29/31 ............ 5,417 5,385,419
Gulfside Supply, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
8.33%
,
06/17/31
(d)
................. 3,523 3,523,000
8,908,419
Transportation Infrastructure — 0.0%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
09/22/28 .................. 5,890 5,899,107
Brown Group Holdings LLC, Facility Term Loan
B2 , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 8.33% - 8.35%
,
07/02/29 ..... 3,896 3,891,365
9,790,472
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien
Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 5.25%), 10.58% -
10.57%
,
05/25/27
(a)
................ USD 12,950 $ 12,504,834
Total Floating Rate Loan Interests — 9 .6%
(Cost: $ 2,140,936,803 ) ............................ 2,147,522,030
Foreign Agency Obligations
Denmark — 0.0%
Orsted A/S
(a)(b)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 2.14%), 2.50% ,
02/18/3021 .................... GBP 1,308 1,186,345
(5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024 ......... EUR 550 593,440
1,779,785
Finland — 0.0%
Finnair OYJ
4.75% , 05/24/29
(b)
................. 1,500 1,580,851
1,580,851
France — 0.1%
Electricite de France SA
(a)(b)(k)
(6-Year EUR Swap Annual + 3.44%), 4.00% 1,800 1,927,203
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 3,700 4,555,966
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88% ................. EUR 1,000 998,556
(5-Year EUR Swap Annual + 3.20%), 3.00% 400 393,046
(5-Year EUR Swap Annual + 3.97%), 3.38% 4,000 3,733,075
11,607,846
Ireland — 0.0%
AIB Group plc , (5-Year EUR Swap Annual +
5.70%), 5.25%
(a) (b) (k)
................ 3,994 4,261,334
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA , (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26
(a) (b)
.. 1,804 1,951,391
Total Foreign Agency Obligations — 0 .1%
(Cost: $ 21,631,482 ) ............................... 21,181,207
Shares
Shares
Investment Companies
iShares Broad USD High Yield Corporate Bond
ETF
(p)
......................... 17,750,000 643,970,000
SPDR Blackstone Senior Loan ETF ....... 1,026,240 42,896,832
Total Investment Companies — 3 .0%
(Cost: $ 679,124,081 ) .............................. 686,866,832
Beneficial Interest
(000)
Other Interests
(q)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(f) (l)
....................... USD 9,030 2,709
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(f) (l)
....................... 2,520 756
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(a)
........................ 5,500 1,650
Lehman Brothers Holdings, Inc.
(f) (l)
........ 5,675 1,702
6,817

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Beneficial Interest
(000) Value
Independent Power and Renewable Electricity Producers — 0.0%
(a)(d)(f)(l)
GenOn Energy Holdings LLC ............ USD 1,864 $ —
GenOn Energy Holdings LLC
(h)
........... 3,270 1
1
Media — 0.0%
Adelphia Communications Corp., Escrow
(d) (f) (l)
. 325 —
Total Other Interests — 0 .0%
(Cost: $ — ) ..................................... 6,818
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.9%
Banks — 0.2%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA , (5-Year
EUR Swap Annual + 6.46%), 6.00%
(b)
.... EUR 200 213,119
PNC Financial Services Group, Inc. (The)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... USD 17,549 17,480,726
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 17,052 16,616,667
34,310,512
Consumer Finance — 0.1%
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(a) (k)
10,625 9,973,882
Electric Utilities — 0.3%
(a)(k)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 42,790 41,683,857
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 13,229 12,583,447
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)
................. 26,142 28,591,767
82,859,071
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (c) (k)
...................... 38,781 38,444,036
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (k)
.......... 30,369 29,954,478
Total Capital Trusts — 0 .9%
(Cost: $ 195,422,266 ) .............................. 195,541,979
Security
Shares
Shares Value
Preferred Stocks — 0.0%
Wireless Telecommunication Services
— 0.0%
(f)
Ligado Networks LLC , (Acquired 04/08/15 , cost
$ 3,682,822 )
(g)
.................... 3,761,083 $ 18,881
Ligado Networks LLC
(r)
................ 235,644 58,911
77,792
Total Preferred Stocks — 0 .0%
(Cost: $ 39,251,064 ) ............................... 77,792
Total Preferred Securities — 0 .9%
(Cost: $ 234,673,330 ) .............................. 195,619,771
Total Long-Term Investments — 97.3%
(Cost: $ 21,875,561,880 ) ............................ 21,847,304,315
Short-Term Securities
Money Market Funds — 1.6%
(p)(s)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(t)
.................. 721,935 722,224
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 369,304,739 369,304,739
Total Short-Term Securities — 1 .6%
(Cost: $ 370,026,961 ) .............................. 370,026,963
Total Investments Before Investments Sold Short — 98 .9%
(Cost: $ 22,245,588,841 ) ............................ 22,217,331,278
Investments Sold Short
Common Stocks
Diversified Telecommunication Services — (0.0)%
Telesat Corp.
(f)
...................... (388) (3,531)
Total Common Stocks — (0.0) %
(Proceeds: $ (5,919) ) .............................. (3,531)
Total Investments Sold Short — (0.0) %
(Proceeds: $ (5,919) ) .............................. (3,531)
Total Investments Net of Investments Sold Short — 98 .9%
(Cost: $ 22,245,582,922 ) ............................ 22,217,327,747
Other Assets Less Liabilities — 1.1% .................... 239,765,590
Net Assets — 100.0% ...............................
$ 22,457,093,337

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,383,267, representing less than 0.05% of its net assets as of period end, and an original cost of $25,546,128.
(h)
All or a portion of this security is on loan.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
All or a portion of the security is held by a wholly-owned subsidiary.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 723,065
(a)
$ — $ (843) $ 2 $ 722,224 721,935 $ 161,336
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 321,060,673 48,244,066
(a)
— — — 369,304,739 369,304,739 18,451,195 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 7,770,183 — (7,775,491)
(a)
5,866 (558) — — — —
iShares Broad USD High Yield
Corporate Bond ETF .... — 1,852,077,600 (1,219,819,281) 3,858,781 7,852,900 643,970,000 17,750,000 19,277,870 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 73,720,000 1,121,658,000 (1,217,484,008) 21,186,008 920,000 — — 5,263,812 —
$ 25,049,812 $ 8,772,344 $ 1,013,996,963 $ 43,154,213 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 981 09/30/24 $ 104,492 $ 665,574
Short Contracts
U.S. Treasury Long Bond ..................................................... 294 09/19/24 34,655 (123,759)
U.S. Treasury Ultra Bond ..................................................... 179 09/19/24 22,297 (84,101)
(207,860)
$ 457,714
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,509,652 EUR 1,400,000 Barclays Bank plc 09/18/24 $ 4,554
USD 355,124,330 EUR 329,860,021 BNP Paribas SA 09/18/24 501,717
USD 66,825 EUR 62,000 JPMorgan Chase Bank NA 09/18/24 171
USD 144,505 EUR 133,000 Standard Chartered Bank 09/18/24 1,521
USD 230,562,568 EUR 214,229,979 Toronto Dominion Bank 09/18/24 250,345
USD 6,708,806 GBP 5,289,000 Citibank NA 09/18/24 19,050
USD 22,775,615 GBP 17,960,000 Goldman Sachs International 09/18/24 59,031
USD 24,367,707 GBP 19,205,000 HSBC Bank plc 09/18/24 76,393
USD 28,198,763 GBP 22,240,000 JPMorgan Chase Bank NA 09/18/24 68,650
USD 21,656,735 GBP 17,075,000 Standard Chartered Bank 09/18/24 59,537
$ 1,040,969
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 699,914 $ 44,570,826 $ 43,734,152 $ 836,674
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
K. Hovnanian Enterprises, Inc. . 5 .00 % Quarterly Barclays Bank plc 06/20/29 USD 4,627 $ (411,245) $ (381,466) $ (29,779)
K. Hovnanian Enterprises, Inc. . 5 .00 Quarterly Goldman Sachs International 06/20/29 USD 4,627 (411,246) (411,795) 549
Matterhorn Telecom Holding SA 5 .00 Quarterly Goldman Sachs International 06/20/29 EUR 2,176 (278,283) (266,784) (11,499)
$ – $ – $ –
$ (1,100,774) $ (1,060,045) $ (40,729)
$ – $ – $ –

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 1,050 $ 56,565 $ 52,085 $ 4,480
ADLER Real Estate AG . 5 .00 Quarterly
Goldman Sachs
International 06/20/26 CCC- EUR 100 (3,607) (3,211) (396)
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 NR EUR 1,725 205,842 261,236 (55,394)
ADLER Real Estate AG . 5 .00 Quarterly Bank of America NA 12/20/27 NR EUR 491 (15,287) (77,266) 61,979
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 295 (9,189) (45,108) 35,919
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 830 (25,827) (126,790) 100,963
ADLER Real Estate AG . 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 241 (7,494) (37,872) 30,378
ADLER Real Estate AG . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 504 (15,685) (78,599) 62,914
ADLER Real Estate AG . 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 365 (11,372) (56,908) 45,536
Forvia SE ........... 5 .00 Quarterly Barclays Bank plc 06/20/29 BB EUR 1,109 122,522 145,633 (23,111)
Sunrise HoldCo IV BV .. 5 .00 Quarterly Bank of America NA 06/20/29 B EUR 688 83,110 67,299 15,811
Sunrise HoldCo IV BV .. 5 .00 Quarterly Deutsche Bank AG 06/20/29 B EUR 434 52,448 41,420 11,028
Ziggo Bond Co. BV .... 5 .00 Quarterly Bank of America NA 06/20/29 B- EUR 700 37,026 55,648 (18,622)
Ziggo Bond Co. BV .... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 B- EUR 1,277 67,590 58,562 9,028
$ 536,642 $ 256,129 $ 280,513
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 09/20/24 USD 100,000 $ 5,404,707 $ (361,099) $ 5,765,806
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 09/20/24 USD 50,000 2,695,839 (167,935) 2,863,774
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 09/20/24 USD 46,190 738,655 (242,912) 981,567
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 09/20/24 USD 41,802 2,219,823 (140,400) 2,360,223
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/24 USD 48,257 880,764 (228,182) 1,108,946
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/24 USD 48,258 752,745 (239,016) 991,761
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/24 USD 48,258 1,231,705 (196,364) 1,428,069
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/24 USD 92,500 145,660 (514,822) 660,482

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 15,323 $ 230,086 $ (117,531) $ 347,617
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 45,883 592,015 (332,729) 924,744
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 45,884 744,564 (346,460) 1,091,024
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 41,577 674,674 (313,939) 988,613
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 24,129 362,314 (185,075) 547,389
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 40,570 1,015,670 (246,791) 1,262,461
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 92,500 71,501 (533,524) 605,025
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 23,062 (7,012) (242,452) 235,440
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Goldman Sachs
International 03/20/25 USD 250,000 4,558,874 (2,255,163) 6,814,037
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/25 USD 40,000 (4,508) (487,183) 482,675
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/25 USD 44,326 142,720 (571,278) 713,998
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/25 USD 39,550 52,653 52,653 —
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/25 USD 100,000 499,828 (1,047,581) 1,547,409
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/25 USD 50,000 (59,953) (599,669) 539,716
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/25 USD 50,000 (102,333) (608,978) 506,645
$ 22,840,991 $ (9,926,430) $ 32,767,421
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34%

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 16,823,447 $ — $ 16,823,447
Common Stocks
Building Products ....................................... 10,944,685 — — 10,944,685
Capital Markets ........................................ — 4,364,386 — 4,364,386
Commercial Services & Supplies ............................. — — 4,151,849 4,151,849
Electrical Equipment ..................................... 4,052 — — 4,052
Energy Equipment & Services .............................. 41,631 — — 41,631
Hotels, Restaurants & Leisure .............................. — — — —
Life Sciences Tools & Services .............................. 17,840,796 — — 17,840,796
Metals & Mining ........................................ 32,810,517 — — 32,810,517
Oil, Gas & Consumable Fuels ............................... 8,241,440 — 40,678 8,282,118
Real Estate Management & Development ....................... 10,036 — — 10,036
Semiconductors & Semiconductor Equipment .................... 146 — — 146
Specialized REITs ...................................... 60,368,853 — — 60,368,853
Corporate Bonds
Aerospace & Defense .................................... — 827,859,716 — 827,859,716
Automobile Components .................................. — 411,445,545 — 411,445,545
Automobiles .......................................... — 22,540,102 — 22,540,102
Banks ............................................... — 404,435,565 — 404,435,565
Biotechnology ......................................... — 12,416,346 — 12,416,346
Broadline Retail ........................................ — 101,913,001 — 101,913,001
Building Products ....................................... — 158,608,197 — 158,608,197
Capital Markets ........................................ — 286,980,562 — 286,980,562
Chemicals ............................................ — 492,963,371 — 492,963,371
Commercial Services & Supplies ............................. — 688,183,846 — 688,183,846
Communications Equipment ................................ — 16,438,690 — 16,438,690
Construction & Engineering ................................ — 129,167,781 — 129,167,781
Construction Materials .................................... — 80,202,291 — 80,202,291
Consumer Finance ...................................... — 176,210,479 — 176,210,479
Consumer Staples Distribution & Retail ........................ — 103,756,468 — 103,756,468
Containers & Packaging .................................. — 514,291,314 — 514,291,314
Distributors ........................................... — 31,500,637 — 31,500,637
Diversified Consumer Services .............................. — 106,804,768 — 106,804,768
Diversified REITs ....................................... — 99,465,917 — 99,465,917

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

Level 1 Level 2 Level 3 Total
Diversified Telecommunication Services ........................ $ — $ 1,100,301,613 $ — $ 1,100,301,613
Electric Utilities ........................................ — 156,199,565 — 156,199,565
Electrical Equipment ..................................... — 61,596,317 — 61,596,317
Electronic Equipment, Instruments & Components ................. — 75,168,934 — 75,168,934
Energy Equipment & Services .............................. — 842,415,372 — 842,415,372
Entertainment ......................................... — 77,701,924 — 77,701,924
Financial Services ...................................... — 724,123,452 — 724,123,452
Food Products ......................................... — 213,224,624 — 213,224,624
Gas Utilities ........................................... — 178,034,302 — 178,034,302
Ground Transportation ................................... — 157,809,174 — 157,809,174
Health Care Equipment & Supplies ........................... — 269,676,530 — 269,676,530
Health Care Providers & Services ............................ — 466,834,716 — 466,834,716
Health Care Technology .................................. — 138,092,835 — 138,092,835
Hotel & Resort REITs .................................... — 217,022,008 — 217,022,008
Hotels, Restaurants & Leisure .............................. — 1,248,387,565 — 1,248,387,565
Household Durables ..................................... — 113,173,328 — 113,173,328
Household Products ..................................... — 29,958,630 — 29,958,630
Independent Power and Renewable Electricity Producers ............ — 112,645,929 — 112,645,929
Industrial Conglomerates .................................. — 277,243,737 — 277,243,737
Insurance ............................................ — 1,375,284,818 — 1,375,284,818
IT Services ........................................... — 212,145,054 — 212,145,054
Leisure Products ....................................... — 23,866,273 — 23,866,273
Life Sciences Tools & Services .............................. — 77,850,426 — 77,850,426
Machinery ............................................ — 279,386,999 — 279,386,999
Marine Transportation .................................... — 2,405,124 — 2,405,124
Media ............................................... — 897,851,852 — 897,851,852
Metals & Mining ........................................ — 520,954,351 — 520,954,351
Mortgage Real Estate Investment Trusts (REITs) .................. — 29,547,855 — 29,547,855
Multi-Utilities .......................................... — 34,622,641 — 34,622,641
Oil, Gas & Consumable Fuels ............................... — 1,283,046,747 — 1,283,046,747
Paper & Forest Products .................................. — 9,649,828 — 9,649,828
Passenger Airlines ...................................... — 90,998,374 — 90,998,374
Personal Care Products .................................. — 12,478,838 — 12,478,838
Pharmaceuticals ....................................... — 225,150,027 — 225,150,027
Professional Services .................................... — 102,365,701 — 102,365,701
Real Estate Management & Development ....................... — 78,651,665 — 78,651,665
Retail REITs .......................................... — 5,723,568 — 5,723,568
Semiconductors & Semiconductor Equipment .................... — 75,757,024 — 75,757,024
Software ............................................. — 1,040,873,448 — 1,040,873,448
Specialized REITs ...................................... — 104,592,102 — 104,592,102
Specialty Retail ........................................ — 295,892,841 — 295,892,841
Technology Hardware, Storage & Peripherals .................... — 40,406,970 — 40,406,970
Textiles, Apparel & Luxury Goods ............................ — 37,750,668 — 37,750,668
Trading Companies & Distributors ............................ — 294,542,131 — 294,542,131
Transportation Infrastructure ............................... — 11,283,848 — 11,283,848
Wireless Telecommunication Services ......................... — 104,716,093 — 104,716,093
Fixed Rate Loan Interests
Construction & Engineering ................................ — — 22,787,975 22,787,975
Health Care Technology .................................. — 163,503,187 — 163,503,187
Media ............................................... — — 61,583,562 61,583,562
Floating Rate Loan Interests
Aerospace & Defense .................................... — 81,225,989 — 81,225,989
Air Freight & Logistics .................................... — 10,598,780 — 10,598,780
Automobile Components .................................. — 34,623,155 — 34,623,155
Broadline Retail ........................................ — 35,935,993 — 35,935,993
Building Products ....................................... — 14,672,385 — 14,672,385
Capital Markets ........................................ — 31,648,932 — 31,648,932
Chemicals ............................................ — 62,379,515 22,155,781 84,535,296
Commercial Services & Supplies ............................. — 30,329,845 7,151,000 37,480,845
Communications Equipment ................................ — 10,225,013 — 10,225,013
Construction & Engineering ................................ — 53,903,710 — 53,903,710
Construction Materials .................................... — 13,000,812 — 13,000,812
Consumer Staples Distribution & Retail ........................ — 7,944,106 — 7,944,106
Containers & Packaging .................................. — 15,377,254 — 15,377,254
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

Level 1 Level 2 Level 3 Total
Diversified Consumer Services .............................. $ — $ 81,602,278 $ — $ 81,602,278
Diversified Telecommunication Services ........................ — 31,217,504 4,705,207 35,922,711
Energy Equipment & Services .............................. — — 359,939 359,939
Entertainment ......................................... — 24,023,465 — 24,023,465
Financial Services ...................................... — 44,441,034 — 44,441,034
Food Products ......................................... — 14,007,206 — 14,007,206
Gas Utilities ........................................... — 10,818,989 — 10,818,989
Ground Transportation ................................... — 28,511,600 — 28,511,600
Health Care Equipment & Supplies ........................... — 44,763,707 — 44,763,707
Health Care Providers & Services ............................ — 81,064,282 13,164,206 94,228,488
Health Care Technology .................................. — 136,520,931 — 136,520,931
Hotels, Restaurants & Leisure .............................. — 34,127,447 — 34,127,447
Household Durables ..................................... — 32,067,086 — 32,067,086
Industrial Conglomerates .................................. — 26,804,445 — 26,804,445
Insurance ............................................ — 134,880,371 — 134,880,371
IT Services ........................................... — 61,564,063 41,999,000 103,563,063
Life Sciences Tools & Services .............................. — 28,311,427 — 28,311,427
Machinery ............................................ — 141,186,349 — 141,186,349
Media ............................................... — 79,567,658 — 79,567,658
Metals & Mining ........................................ — 8,635,341 — 8,635,341
Oil, Gas & Consumable Fuels ............................... — 47,418,016 — 47,418,016
Passenger Airlines ...................................... — 21,079,516 — 21,079,516
Personal Care Products .................................. — 11,542,941 — 11,542,941
Pharmaceuticals ....................................... — 61,529,902 — 61,529,902
Professional Services .................................... — 39,289,516 — 39,289,516
Real Estate Management & Development ....................... — — 4,815,366 4,815,366
Software ............................................. — 381,565,001 — 381,565,001
Specialty Retail ........................................ — 13,562,242 — 13,562,242
Trading Companies & Distributors ............................ — 5,385,419 3,523,000 8,908,419
Transportation Infrastructure ............................... — 9,790,472 — 9,790,472
Wireless Telecommunication Services ......................... — 12,504,834 — 12,504,834
Foreign Agency Obligations ................................. — 21,181,207 — 21,181,207
Investment Companies .................................... 686,866,832 — — 686,866,832
Other Interests .......................................... — 6,817 1 6,818
Preferred Securities ....................................... — 195,600,890 — 195,600,890
Short-Term Securities
Money Market Funds ...................................... 370,026,963 — — 370,026,963
Liabilities
Investment Sold Short
Common Stocks ......................................... (3,531) — — (3,531)
$ 1,187,152,420 $ 20,843,718,882 $ 186,437,564 $ 22,217,308,866
Investments Valued at NAV
(a)
...................................... 18,881
$ 22,217,327,747
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 1,215,259 $ — $ 1,215,259
Foreign currency exchange contracts ............................ — 1,040,969 — 1,040,969
Interest rate contracts ....................................... 665,574 32,767,421 — 33,432,995
Liabilities
Credit contracts ........................................... — (138,801) — (138,801)
Interest rate contracts ....................................... (207,860) — — (207,860)
$ 457,714 $ 34,884,848 $ — $ 35,342,562
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Bond Portfolio

Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts